UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments
(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104
(Address of principal executive offices)          (Zip code)
Evelyn Dilsaver
Schwab Investments
101 Montgomery Street, San Francisco, California 94104
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: October 31
Date of reporting period: April 30, 2007

Schwab Equity Index Funds

Semiannual Report
April 30, 2007

Schwab S&P 500 Index Fund

Schwab Institutional Select®
S&P 500 Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

Six cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

Select Shares® are available on many Schwab Funds®

Schwab Funds offers Select Shares, a shares class that carries lower expenses than Investor Sharestm in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000.We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at www.schwab.com/schwabfunds under Schwab Funds Investor Information. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for
the Report Period

Schwab S&P 500 Index Fund

Investor Shares (Ticker Symbol: SWPIX)	8.47%
Select Shares® (Ticker Symbol: SWPPX)	8.56%
e.Shares (Ticker Symbol: SWPEX)[1]	8.53%
Benchmark: S&P 500® Index	8.60%

Performance Details	pages 6-7

Schwab Institutional Select® S&P 500 Fund
(Ticker Symbol: ISLCX)	8.52%

Benchmark: S&P 500® Index	8.60%

Performance Details	pages 8-9

Schwab 1000 Index® Fund

Investor Shares (Ticker Symbol: SNXFX)	8.75%
Select Shares® (Ticker Symbol: SNXSX)	8.81%
Benchmark: Schwab 1000 Index®	9.04%

Performance Details	pages 10-11

Schwab Small-Cap Index Fund®

Investor Shares (Ticker Symbol: SWSMX)	8.92%
Select Shares® (Ticker Symbol: SWSSX)	9.02%
Benchmark: Schwab Small-Cap Index®	9.01%

Performance Details	pages 12-13

Schwab Total Stock Market Index Fund®

Investor Shares (Ticker Symbol: SWTIX)	8.80%
Select Shares® (Ticker Symbol: SWTSX)	8.86%
Benchmark: Dow Jones Wilshire 5000 Composite IndexSM	9.06%

Performance Details	pages 14-15

Schwab International Index Fund®

Investor Shares (Ticker Symbol: SWINX)	13.30%
Select Shares® (Ticker Symbol: SWISX)	13.39%
Benchmark: Schwab International Index®	14.46%

Performance Details	pages 16-17

Minimum Initial Investment[2]

Investor Shares	$ 100
Select Shares®	$50,000
e.Shares ($500 for retirement, education and custodial accounts)	$ 1,000
Institutional Select S&P 500 Fund	$75,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[1]	Return for the report period presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adhering to GAAP presentation.

[2]	Please see prospectus for further detail and eligibility requirements.

Schwab Equity Index Funds 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I’ve always believed that an asset allocation plan and a diversified portfolio are the foundation of a well designed investment plan.

In fact, research has indicated that spreading your money across, and equally important, within, different asset classes, such as stocks, bond, and cash equivalents, can be the most important factor in determining overall portfolio performance.

With a broad range of investment strategies and styles, Schwab Funds provides an uncomplicated, effective way to build a well diversified portfolio. You can choose from an array of funds across a range of investment objectives and styles, including actively managed, sub-advised and index funds, to develop your own asset allocation strategy. Or, if you prefer a single investment solution, we offer asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With some of the highest quality funds and services, backed by the guidance and support you need—whatever type of investor you are—we can help you be financially fit today and in the future.

Thank you for investing with us.

Sincerely,

2  Schwab Equity Index Funds

From the President

Evelyn Dilsaver is President and CEO of Charles Schwab Investment Management, Inc. and of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present the semiannual report for the Schwab Equity Index Funds for the six-month period ended April 30, 2007. These funds are part of the Schwab Funds Family, comprising over $190 billion in assets as of this report date. Our high–quality fund offering covers all asset classes and allows you to choose from more than 50 different funds to help you meet your specific investment goals.

Since I last wrote to you, we have added to our Schwab Funds offering with the April 2, 2007 launch of three Schwab Fundamental Indextm Funds. These three funds provide access to the innovative FTSE RAFI Indexes which use four fundamental measures of company scale and success—sales, cash flow, book value and dividends—to weight and measure a company’s market value. This advanced indexing approach is designed to offset the risks of cap-weighted indexes while offering the potential for higher investment returns with lower volatility.

In addition, the Schwab Global Real Estate Fundtm, which launched on May 31, 2007, provides an efficient way for investors to access both domestic and international real estate securities in a single fund. The fund leverages the investment expertise of Global Real Analytics, a leading firm in real estate analytics and commercial real estate index products that was acquired by Charles Schwab Investment Management earlier this year.

In closing, I speak for all of us at Schwab Funds when I say we want Schwab to be the place where you find the investments and ervices that can help you succeed.

Thank you for investing in Schwab Funds®.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Schwab Equity Index Funds 3

The Investment Environment

Jeffrey Mortimer, CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the funds.

While the U.S. economy trended toward slower growth, the markets remained resilient and ended the report period in positive territory, aided by continued earnings growth, valuations, and global liquidity. However, recent economic data have given cause for uncertainty, reflected in a continued weakening of the housing market, higher energy prices, and increasing labor costs. In addition, several key issues continue to resonate in the market, including slowing economic growth, slightly elevated inflationary readings, and uncertainty of the Federal Reserve (the Fed) in its outlook on the broader economy.

Stable growth and moderate inflation in the U.S. economy provided a backdrop for a strong opening early in 2007. However, the markets experienced a spike in volatility at the end of February, driven by a strong correlation in global assets, as well as sub-prime mortgage headlines. This event, in effect, led to a flight-to-quality trade that drove up demand for Treasuries. Although the speed at which this correction hit the market took many by surprise, numerous indications for such a correction had been building, including historically low volatility, the lagged effect of Fed rate hikes on over-leveraged sub-prime borrowers, and a willingness to tolerate risk caused by excess liquidity. Although February’s event had wiped out most of 2007’s gains up to that point, the markets subsequently recovered, with major indexes nearing all-time highs.

Nevertheless, it’s become very clear that there is much uncertainty with regards to current economic conditions. The U.S. economy has certainly been slowing down, as GDP readings for the first quarter of 2007 came in at a mere 1.3% annually adjusted rate, half a percentage point below the median consensus estimate of 1.8%. As any growth rate below 3% is generally considered to be sub-par, the economy has underperformed for the fourth straight quarter. The recent reading is also at the lowest level since 2003, and reflected a number of factors, including an increase in imports, a decrease in exports, and a decrease in government spending. Higher food and energy costs have increasingly become a concern as well, and contributed to a decline in consumer spending. And given the current state of the housing market, it’s likely that consumer spending may remain strained in the near term.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

8.60%	S&P 500® Index: measures U.S. large-cap stocks

6.86%	Russell 2000® Index: measures U.S. small-cap stocks

15.46%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.64%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

4  Schwab Equity Index Funds

The Investment Environment continued

In its March 2007 statement, the Fed noted that although adjustments to the housing sector are ongoing, the economy will likely maintain its path towards a moderate pace. However, unlike prior statements, they noted that their primary concern remained the risk that inflation will fail to moderate. Core Personal Consumption Expenditures (PCE), the Fed’s primary index used to monitor inflation, rose at an annualized rate of 2.2% in the first quarter of 2007, up from 1.8% in the fourth quarter of 2006. While their unofficial comfort zone for core inflation remains at 1% to 2%, the markets and Fed hope that the excess supply in houses will drive down rents, thereby reducing inflation.

The housing market continues to pose a significant headwind for the economy and recently has shown signs that the bottom may not have yet been reached. Existing home sales, which account for roughly 85% of the market, fell 8.4% in March to a seasonally adjusted annual rate of 6.12 million units, while new home sales were at a seasonally adjusted annual rate of 858,000 units, 23.5% below March 2006. In general, the market seems to be quite pessimistic with regards to a recovery, with even the National Association of Realtors predicting a decline in new home sales of 14.2% in 2007. In addition, the recent sub-prime debacle has caused many lenders to tighten standards, which could pose a further drag on homes sales.

Given the current condition of the housing market, and a slowdown in residential construction, the unemployment rate has the potential to creep higher throughout the year. It’s worth noting that employment conditions react with a lag to changes in monetary policy. And although March’s employment report came in above expectations (nonfarm payrolls rose by 180,000), this number has been trending lower and is likely to continue downward as the economy slows. March’s unemployment rate came in at 4.4%, down from 4.5% for February. The labor market has essentially sustained reasonable growth in the economy thus far, but the lagged effect of monetary policy could finally be catching up.

In addition to inflationary concerns, commodity prices have crept up on investors as well. Consumers have certainly felt a pinch at the pump, as OPEC production cuts, political tensions, and an increasing global demand for oil have put upward pressures on prices. In spite of increasing prices, it’s estimated that global oil consumption will grow at a rate of 1.4 million barrels per day in 2007 and 1.6 billion barrels per day in 2008, with half of the consumption growth stemming from China and the U.S. As a result of the colder weather earlier in the year, demand for natural gas and electricity crept ever higher, pushing residential prices up as well. Given an economy that is growing at a sub-par pace, the upward trend in energy prices may have less upward pressure on inflation than some think. Rather, the tax-like effect from elevated commodity prices may be the more dominant issue as it has the potential to take its toll on consumer discretionary income and spending.

Though at a sub-par pace, the economy nevertheless appears to be expanding moderately, in line with the Fed’s expectation. If this slight, upward trend is eventually accompanied by softer inflation readings, confidence could build that the Fed successfully engineered a soft landing. Rate-hike fears would likely vanish. Expectations of future economic growth could rise. Though history isn’t guaranteed to repeat, this economic backdrop has been associated with expanding P/E multiples as investors become more upbeat about an eventual rebound in earnings growth.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds  5

Schwab S&P 500 Index Fund

Larry Mano, (right) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Tom Brown (left) portfolio manager, was responsible for the day-to-day co-management of the fund.

The Schwab S&P 500 Index Fund Investor Shares returned 8.47% for the period, tracking its benchmark, the S&P 500 Index, which was up 8.60%. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transaction costs. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most heavily influenced by the largest names in the index. For the report period, all sectors experienced positive returns, which benefited the fund. From an industry group standpoint, Energy, Materials, and Utilities were among the top performers. Better performing stocks for the period included Exxon Mobil Corporation, Chevron Corporation, and General Electric Company. Industry groups that appreciated the least during the period included Banks, Communication Services and Supplies, and Retailing. Positions in Office Depot, Inc., Best Buy Co., Inc., and Motorola, Inc. detracted from returns.

As of 4/30/07:
 Style Assessment1

 Statistics

Number of Holdings	498
Weighted Average
Market Cap

($ x 1,000,000)	$100,830

Price/Earnings Ratio (P/E)	17.4

Price/Book Ratio (P/B)	2.9

Portfolio Turnover Rate[2]	1%

 Sector Weightings % of Investments

Financials	21.5%

Information Technology	15.2%

Health Care	12.2%

Industrials	11.1%

Consumer Discretionary	10.1%

Energy	10.0%

Consumer Staples	9.6%

Utilities	3.7%

Telecommunication Services	3.6%

Materials	3.0%

Total	100.0%

 Top Holdings % of Net Assets3

Exxon Mobil Corp.	3.4%

General Electric Co.	2.9%

Citigroup, Inc.	2.0%

Microsoft Corp.	2.0%

AT&T, Inc.	1.8%

Bank of America Corp.	1.7%

The Procter & Gamble Co.	1.6%

Pfizer, Inc.	1.4%

Johnson & Johnson	1.4%
American International Group,

Inc.	1.4%

Total	19.6%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

2 Not annualized.

3 This list is not a recommendation of any security by the investment adviser.

6  Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

Performance of a Hypothetical
$10,000 Investment in e.Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (5/1/96)	8.47%	14.95%	8.23%	7.70%	9.11%
Select Shares (5/19/97)	8.56%	15.13%	8.42%	n/a	7.48%
e.Shares (5/1/96)	8.53%	15.06%	8.35%	7.79%	9.22%
Benchmark: S&P 500® Index	8.60%	15.24%	8.54%	8.04%	(5/1/96) 9.49%
					(5/19/97) 7.64%
Fund Category: Morningstar Large-Cap Blend	8.79%	13.20%	8.03%	7.78%	(5/1/96) 8.49%
					(5/19/97) 7.25%

Fund Expense Ratios3: Investor Shares: 0.36% / Select Shares4: Net 0.19%; Gross 0.21% / e.Shares3: 0.21%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (5/1/96)
Pre-Liquidation (still own shares)	8.23%	14.69%	7.72%	7.26%	8.67%
Post-Liquidation (shares were sold)	5.81%	10.04%	6.83%	6.52%	7.85%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	8.29%	14.84%	7.94%	n/a	7.02%
Post-Liquidation (shares were sold)	5.90%	10.19%	7.05%	n/a	6.32%
e.Shares® (5/1/96)
Pre-Liquidation (still own shares)	8.26%	14.78%	7.88%	7.35%	8.77%
Post-Liquidation (shares were sold)	5.88%	10.14%	6.99%	6.62%	7.95%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	6.20%	10.39%	7.25%	6.51%	n/a
Post-Liquidation (shares were sold)	4.95%	7.86%	6.51%	6.16%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/07 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/07 as stated in the prospectus.
[4]	Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Equity Index Funds  7

Schwab Institutional Select® S&P 500 Fund

Larry Mano, (right) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Tom Brown (left) portfolio manager, was responsible for the day-to-day co-management of the fund.

Schwab Institutional Select S&P 500 Fund returned 8.52%, tracking its benchmark, the S&P 500 Index, which was up 8.60% for the period. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transaction costs. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most heavily influenced by the largest names in the index. For the report period, all sectors experienced positive returns, which benefited the fund. From an industry group standpoint, Energy, Materials, and Utilities were among the top performers. Better performing stocks for the period included Exxon Mobil Corporation, Chevron Corporation, and General Electric Company. Industry groups that appreciated the least during the period included Banks, Communication Services and Supplies, and Retailing. Positions in Office Depot, Inc., Best Buy Co., Inc., and Motorola, Inc. detracted from returns.

As of 4/30/07:
 Style Assessment1

 Statistics

Number of Holdings	511
Weighted Average
Market Cap

($ x 1,000,000)	$100,627

Price/Earnings Ratio (P/E)	17.5

Price/Book Ratio (P/B)	2.9

Portfolio Turnover Rate[2]	0%

 Sector Weightings % of Investments

Financials	21.4%

Health Care	12.2%

Industrials	11.0%

Consumer Discretionary	10.3%

Energy	10.1%

Consumer Staples	9.4%

Utilities	3.7%

Telecommunication Services	3.6%

Materials	3.0%

Information Technology	15.1%

Other	0.2%

Total	100.0%

 Top Holdings % of Net Assets3

Exxon Mobil Corp.	3.5%

General Electric Co.	2.8%

Citigroup, Inc.	2.0%

Microsoft Corp.	1.9%

AT&T, Inc.	1.8%

Bank of America Corp.	1.7%

The Procter & Gamble Co.	1.5%

Pfizer, Inc.	1.5%

Johnson & Johnson	1.4%

JPMorgan Chase & Co.	1.4%

Total	19.5%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized. Less than 1%.

[3]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Equity Index Funds

Schwab Institutional Select® S&P 500 Fund

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$75,000 Investment1

 Pre-Tax Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Institutional Select® S&P 500 Fund (2/1/99)	8.52%	15.23%	8.47%	3.33%
Benchmark: S&P 500® Index	8.60%	15.24%	8.54%	3.43%
Fund Category: Morningstar Large-Cap Blend	8.79%	13.20%	8.03%	4.07%

Fund Expense Ratios3: Net 0.10%; Gross 0.23%

 Average Annual Total Returns After Tax1,2

	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Institutional Select® S&P 500 Fund (2/1/99)
Pre-Liquidation (still own shares)	8.24%	14.94%	8.00%	2.89%
Post-Liquidation (shares were sold)	5.80%	10.18%	7.08%	2.60%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	6.20%	10.39%	7.25%	n/a
Post-Liquidation (shares were sold)	4.95%	7.86%	6.51%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/07 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/07 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Equity Index Funds 9

Schwab 1000 Index® Fund

Larry Mano, (right) managing director and portfolio manager is responsible for the day-to-day co-management of the fund.

Tom Brown (left) portfolio manager, was responsible for the day-to-day co-management of the fund.

The Schwab 1000 Index Fund Investor Shares returned 8.75% for the period, trailing its benchmark, the Schwab 1000 Index, which returned 9.04%. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transaction costs. The Schwab 1000 Index is comprised of the stocks of the largest 1,000 publicly traded companies in the United States. The Schwab 1000 Index is market-capitalization weighted, and therefore, its returns are most heavily influenced by the largest names in the index. For the report period, all sectors experienced positive returns, which benefited the fund. From an industry group perspective, Materials, Utilities, Energy, and Health Care Equipment and Services were among the top performers. Better performing stocks for the period included Exxon Mobil Corporation, AT&T, Inc., and Chevron Corporation. Industry groups that appreciated the least during the report period included Banks, Food and Staples Retailing, and Transportation. Positions in Bank of America Corporation, Starbucks Corporation, and Motorola, Inc. detracted from returns.

As of 4/30/07:
 Style Assessment1

 Statistics

Number of Holdings	955
Weighted Average
Market Cap

($ x 1,000,000)	$89,041

Price/Earnings Ratio (P/E)	17.6

Price/Book Ratio (P/B)	2.9

Portfolio Turnover Rate[2]	0%

 Sector Weightings % of Investments

Financials	22.2%

Information Technology	14.8%

Health Care	11.8%

Consumer Discretionary	11.4%

Industrials	10.7%

Energy	9.5%

Consumer Staples	9.4%

Utilities	3.5%

Telecommunication Services	3.4%

Materials	3.3%

Total	100.0%

 Top Holdings % of Net Assets3

Exxon Mobil Corp.	2.9%

General Electric Co.	2.4%

Microsoft Corp.	1.8%

Citigroup, Inc.	1.7%

AT&T Corp.	1.5%

Bank of America Corp.	1.4%

The Procter & Gamble Co.	1.3%

Wal-Mart Stores, Inc.	1.2%

Pfizer, Inc.	1.2%

Johnson & Johnson	1.2%

Total	16.6%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized. Less than 1%.

[3]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Equity Index Funds

Schwab 1000 Index® Fund

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (4/2/91)	8.75%	14.74%	8.69%	8.26%	10.97%
Select Shares (5/19/97)	8.81%	14.89%	8.83%	n/a	8.00%
Benchmark: Schwab 1000 Index®	9.04%	15.17%	9.07%	8.63%	(4/2/91) 11.37%
					(5/19/97) 8.22%
Fund Category: Morningstar Large-Cap Blend	8.79%	13.20%	8.03%	7.78%	(4/2/91) 10.55%
					(5/19/97) 7.25%

Fund Expense Ratios3: Investor Shares: 0.49% / Select Shares: 0.34%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (4/2/91)
Pre-Liquidation (still own shares)	8.54%	14.53%	8.31%	7.90%	10.48%
Post-Liquidation (shares were sold)	5.94%	9.84%	7.34%	7.10%	9.69%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	8.58%	14.65%	8.42%	n/a	7.60%
Post-Liquidation (shares were sold)	6.01%	9.98%	7.44%	n/a	6.83%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	6.20%	10.39%	7.25%	6.51%	n/a
Post-Liquidation (shares were sold)	4.95%	7.86%	6.51%	6.16%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/07 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.
[3]	As of 2/28/07 as stated in the prospectus.

Schwab Equity Index Funds 11

Schwab Small-Cap Index Fund®

Larry Mano, (right) managing director and portfolio manager is responsible for the day-to-day co-management of the fund.

Tom Brown (left) portfolio manager, was responsible for the day-to-day co-management of the fund.

The Schwab Small-Cap Index Fund Investor Shares returned 8.92% for the report period, closely tracking its benchmark, the Schwab Small-Cap Index, which returned 9.01%. The Schwab Small-Cap Index is comprised of the stocks of the second-largest 1,000 publicly traded companies in the United States. The index is market-capitalization weighted, and therefore, its returns are most heavily influenced by the largest names in the index. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transaction costs. For the report period, all sectors experienced positive returns, which benefited the fund. From an industry group perspective, Materials, Food Beverage and Tobacco, Automobile and Components, and Energy were among the top performers. Stocks that performed well for the period included Steel Dynamics, Inc., AK Steel Holding Corporation, and NBTY, Inc. Industry groups that appreciated the least during the period were Diversified Financials, Pharmaceuticals and Biotechnology, and Banks.

As of 4/30/07:
 Style Assessment1

 Statistics

Number of Holdings	953
Weighted Average
Market Cap

($ x 1,000,000)	$1,816

Price/Earnings Ratio (P/E)	28.3

Price/Book Ratio (P/B)	2.4

Portfolio Turnover Rate[2]	0%

 Sector Weightings % of Investments

Financials	19.7%

Consumer Discretionary	17.0%

Information Technology	16.0%

Industrials	15.3%

Energy	8.6%

Health Care	8.6%

Materials	5.5%

Consumer Staples	3.8%

Utilities Telecommunication	3.7%

Services	1.0%

Others	0.8%

Total	100.0%

 Top Holdings % of Net Assets 3

Steel Dynamics, Inc.	0.3%

Albemarle Corp.	0.3%

AGCO Corp.	0.3%

Navistar International Corp.	0.3%
Varian Semiconductor Equipment

Associates, Inc.	0.3%

Big Lots, Inc.	0.3%

Holly Corp.	0.3%
Boardwalk Pipeline Partners

LP	0.3%

Guess?, Inc.	0.3%
American Real Estate Partners

L.P.	0.3%

Total	3.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized. Less than 1%.

[3]	This list is not a recommendation of any security by the investment adviser.

12  Schwab Equity Index Funds

Schwab Small-Cap Index Fund®

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (12/3/93)	8.92%	9.68%	10.68%	10.54%	10.35%
Select Shares (5/19/97)	9.02%	9.86%	10.86%	n/a	9.99%
Benchmark: Schwab Small-Cap Index®	9.01%	9.92%	10.92%	11.22%	(12/3/93) 11.18%
					(5/19/97) 10.49%
Fund Category: Morningstar Small-Cap Blend	8.85%	7.49%	11.29%	11.88%	(12/3/93) 11.56%
					(5/19/97) 11.31%

Fund Expense Ratios3: Investor Shares: 0.57% / Select Shares: 0.42%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (12/3/93)
Pre-Liquidation (still own shares)	6.26%	7.00%	9.92%	9.51%	9.53%
Post-Liquidation (shares were sold)	7.61%	8.12%	9.01%	8.84%	8.89%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	6.30%	7.13%	10.05%	n/a	8.91%
Post-Liquidation (shares were sold)	7.67%	8.24%	9.14%	n/a	8.29%
Fund Category: Morningstar Small-Cap Blend
Pre-Liquidation (still own shares)	5.71%	4.23%	9.90%	10.17%	n/a
Post-Liquidation (shares were sold)	5.91%	5.15%	9.25%	9.73%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/07 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/07 as stated in the prospectus.

Schwab Equity Index Funds  13

Schwab Total Stock Market Index Fund®

Larry Mano, managing director and portfolio manager, is responsible for the co-management of the fund.

The Schwab Total Stock Market Index Fund Investor Shares were up 8.80%, tracking its benchmark, the Dow Jones Wilshire 5000 Composite Index, which returned 9.06%. The Dow Jones Wilshire 5000 Composite Index includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available, currently more than 7,000 stocks. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transaction costs. For the report period, all sectors experienced positive returns, which benefited the fund. Among the top performing industry groups were Materials, Health Care Equipment and Services, and Utilities. Better performing securities included Exxon Mobil Corporation, General Electric Company, and AT&T, Inc. Conversely, Banks, Transportation, and Food and Staples Retailing appreciated the least during the report period. Stocks that detracted from the funds returns included Starbucks Corporation, Bank of America Corporation, and Wal-Mart Stores, Inc.

As of 4/30/07:
 Style Assessment1

 Statistics

Number of Holdings	2523
Weighted Average
Market Cap

($ x 1,000,000)	$79,606

Price/Earnings Ratio (P/E)	18.4

Price/Book Ratio (P/B)	2.9

Portfolio Turnover Rate[2]	0%

 Sector Weightings % of Investments

Financials	21.4%

Information Technology	14.9%

Consumer Discretionary	12.3%

Health Care	11.4%

Industrials	11.1%

Energy	9.2%

Consumer Staples	8.5%

Utilities	3.6%

Materials Telecommunication	3.4%

Services	3.1%

Others	1.1%

Total	100.0%

 Top Holdings % of Net Assets3

Exxon Mobil Corp.	2.6%

General Electric Co.	2.0%

Microsoft Corp.	1.6%

Citigroup, Inc.	1.5%

AT&T, Inc.	1.3%

Bank of America Corp.	1.3%

The Procter & Gamble Co.	1.2%

Pfizer, Inc.	1.1%

Johnson & Johnson	1.0%

JPMorgan Chase & Co.	1.0%

Total	14.6%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

“Dow Jones”, “Wilshire”, “The DJW 5000SM”, “The Dow Jones Wilshire 5000SM” and “The Dow Jones Wilshire 5000 Composite IndexSM” are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorp rated. The Schwab Total Stock Market Index Fund, based on The Dow Jones Wilshire 5000 Composite IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire; and, neither Dow Jones nor Wilshire makes any representation regarding the advisability of investing in such a product.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized. Less than 1%.

[3]	This list is not a recommendation of any security by the investment adviser.

14  Schwab Equity Index Funds

Schwab Total Stock Market Index Fund®

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	Since Inception

Investor Shares (6/1/99)	8.80%	14.31%	9.30%	4.19%
Select Shares (6/1/99)	8.86%	14.46%	9.48%	4.34%
Benchmark: Dow Jones Wilshire 5000 Composite IndexSM	9.06%	14.52%	9.67%	4.38%
Fund Category: Morningstar Large-Cap Blend	8.79%	13.20%	8.03%	3.86%

Fund Expense Ratios3: Investor Shares: 0.53% / Select Shares: 0.38%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	Since Inception

Investor Shares (6/1/99)
Pre-Liquidation (still own shares)	8.61%	14.12%	8.96%	3.88%
Post-Liquidation (shares were sold)	5.95%	9.55%	7.90%	3.44%
Select Shares® (6/1/99)
Pre-Liquidation (still own shares)	8.65%	14.24%	9.05%	3.96%
Post-Liquidation (shares were sold)	6.02%	9.68%	7.98%	3.51%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	6.20%	10.39%	7.25%	n/a
Post-Liquidation (shares were sold)	4.95%	7.86%	6.51%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/07 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.
[3]	As of 2/28/07 as stated in the prospectus.

Schwab Equity Index Funds 15

Schwab International Index Fund®

Larry Mano, (right) managing director and portfolio manager is responsible for the day-to-day co-management of the fund.

Tom Brown (left) portfolio manager, was responsible for the day-to-day co-management of the fund.

The Schwab International Index Fund Investor Shares were up 13.30% for the period, tracking its benchmark, the Schwab International Index, which returned 14.46%. The Schwab International Index (the Index) is comprised of stocks of 350 of the largest publicly traded companies stocks within 21 developed countries. The Index is market-capitalization weighted and therefore, its returns are most heavily influenced by the largest names in the Index. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transaction costs. Within the fund, Sweden, Germany, and the Netherlands were among the top contributors to total return. Sectors that performed well included Materials and Industrials. From an individual stock perspective, positions in ABN AMRO Holding N.V. and Siemens AG contributed to returns. On the downside, Japan and Hong Kong were among the countries that appreciated the least during the report period. In terms of sector performance, Health Care and Energy gained the least relative to other sectors. Positions in Novartis AG and AstraZeneca plc detracted from returns.

As of 4/30/07:
 Style Assessment1

 Country Weightings % of Investments

United Kingdom	23.0%

Japan	16.4%

France	11.3%

Germany	8.3%

Switzerland	7.3%

Canada	6.3%

Netherlands	4.6%

Spain	4.6%

Australia	4.5%

Italy	4.1%

Others	9.6%

Total	100.0%

 Statistics

Number of Holdings	355
Weighted Average
Market Cap

($ x 1,000,000)	$72,569

Price/Earnings Ratio (P/E)	15.6

Price/Book Ratio (P/B)	2.4

Portfolio Turnover Rate[2]	3%

 Sector Weightings % of Investments

Financials	34.6%

Energy	9.0%

Consumer Discretionary	8.7%

Materials	8.1%

Consumer Staples	8.0%

Industrials	7.4%

Health Care	6.7%

Utilities Telecommunication	6.1%

Services	5.9%

Information Technology	4.7%

Others	0.8%

Total	100.0%

 Top Holdings % of Net Assets3

BP plc	1.8%

HSBC Holdings plc	1.8%

Total S.A.	1.5%

Toyota Motor Corp.	1.4%

GlaxoSmithKline plc	1.4%

Netle S.A.-Reg’d	1.3%

Novartis AG-Reg’d	1.3%

Vodafone Group plc	1.3%

UBS AG-Reg	1.1%

Roche Holding AG	1.1%

Total	14.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized.

[3]	This list is not a recommendation of any security by the investment adviser.

16 Schwab Equity Index Funds

Schwab International Index Fund®

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (9/9/93)	13.30%	17.93%	15.26%	8.12%	7.96%
Select Shares (5/19/97)	13.39%	18.14%	15.47%	n/a	7.41%
Benchmark: Schwab International Index®	14.46%	19.17%	16.12%	8.72%	(9/9/93) 8.60%
					(5/19/97) 7.85%
Fund Category: Morningstar Foreign Large-Cap Blend	14.34%	16.69%	14.48%	7.99%	(9/9/93) 8.52%
					(5/19/97) 7.31%

Fund Expense Ratios3: Investor Shares: Net 0.69%; Gross 0.70% / Select Shares: Net 0.50%; Gross 0.55%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (9/9/93)
Pre-Liquidation (still own shares)	12.69%	17.29%	14.59%	7.57%	7.43%
Post-Liquidation (shares were sold)	9.07%	12.10%	13.02%	6.82%	6.76%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	12.73%	17.45%	14.74%	n/a	6.81%
Post-Liquidation (shares were sold)	9.15%	12.25%	13.17%	n/a	6.13%
Fund Category: Morningstar Foreign Large-Cap Blend
Pre-Liquidation (still own shares)	11.07%	13.23%	13.57%	6.71%	n/a
Post-Liquidation (shares were sold)	8.53%	10.08%	12.13%	6.26%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/07 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/07 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Equity Index Funds 17

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2006 and held through April 30, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/06	at 4/30/07	11/1/06 - 4/30/07

Schwab S&P 500 Index Fund
Investor Shares
Actual Return	0.35%	$1,000	$1,084.70	$1.81
Hypothetical 5% Return	0.35%	$1,000	$1,023.06	$1.76
Select Shares®
Actual Return	0.19%	$1,000	$1,085.60	$0.98
Hypothetical 5% Return	0.19%	$1,000	$1,023.85	$0.95
e.Shares®
Actual Return	0.20%	$1,000	$1,084.80	$1.03
Hypothetical 5% Return	0.20%	$1,000	$1,023.80	$1.00

Institutional Select® S&P 500 Fund
Actual Return	0.10%	$1,000	$1,085.20	$0.52
Hypothetical 5% Return	0.10%	$1,000	$1,024.30	$0.50

Schwab 1000 Index Fund®
Investor Shares
Actual Return	0.48%	$1,000	$1,087.50	$2.48
Hypothetical 5% Return	0.48%	$1,000	$1,022.41	$2.41
Select Shares
Actual Return	0.33%	$1,000	$1,088.10	$1.71
Hypothetical 5% Return	0.33%	$1,000	$1,023.16	$1.66

Schwab Small-Cap Index Fund®
Investor Shares
Actual Return	0.57%	$1,000	$1,089.20	$2.95
Hypothetical 5% Return	0.57%	$1,000	$1,021.97	$2.86
Select Shares
Actual Return	0.42%	$1,000	$1,090.20	$2.18
Hypothetical 5% Return	0.42%	$1,000	$1,022.71	$2.11

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

18 Schwab Equity Index Funds

Fund Expenses (Unaudited) continued

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/06	at 4/30/07	11/1/06 - 4/30/07

Schwab Total Stock Market Index Fund®
Investor Shares
Actual Return	0.52%	$1,000	$1,088.00	$2.69
Hypothetical 5% Return	0.52%	$1,000	$1,022.22	$2.61
Select Shares
Actual Return	0.37%	$1,000	$1,088.60	$1.92
Hypothetical 5% Return	0.37%	$1,000	$1,022.96	$1.86

Schwab International Index Fund®
Investor Shares
Actual Return	0.68%	$1,000	$1,133.00	$3.60
Hypothetical 5% Return	0.68%	$1,000	$1,021.42	$3.41
Select Shares
Actual Return	0.50%	$1,000	$1,133.90	$2.65
Hypothetical 5% Return	0.50%	$1,000	$1,022.32	$2.51

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab Equity Index Funds 19

Schwab S&P 500 Index Fund

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	11/01/01–
Investor Shares	4/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	21.47		18.79	17.61	16.36	13.79	16.45

Income or loss from investment operations:
Net investment income	0.19		0.34	0.34	0.23	0.20	0.20
Net realized and unrealized gains or losses	1.61		2.64	1.14	1.23	2.57	(2.68)

Total income or loss from investment operations	1.80		2.98	1.48	1.46	2.77	(2.48)
Less distributions:
Distributions from net investment income	(0.33)		(0.30)	(0.30)	(0.21)	(0.20)	(0.18)

Net asset value at end of period	22.94		21.47	18.79	17.61	16.36	13.79

Total return (%)	8.47	[1]	16.03	8.44	9.03	20.39	(15.32)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[2]	0.36	0.37	0.37	0.36	0.35
Gross operating expenses	0.35	[2]	0.36	0.40	0.45	0.46	0.46
Net investment income	1.71	[2]	1.57	1.74	1.35	1.45	1.21
Portfolio turnover rate	1	[1]	3	4	3	3	8
Net assets, end of period ($ x 1,000,000)	3,909		3,685	3,666	3,849	3,510	2,760

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	11/01/01–
Select Shares	4/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	21.56		18.88	17.68	16.41	13.83	16.50

Income or loss from investment operations:
Net investment income	0.21		0.37	0.36	0.26	0.24	0.22
Net realized and unrealized gains or losses	1.62		2.65	1.16	1.24	2.57	(2.69)

Total income or loss from investment operations	1.83		3.02	1.52	1.50	2.81	(2.47)
Less distributions:
Distributions from net investment income	(0.37)		(0.34)	(0.32)	(0.23)	(0.23)	(0.20)

Net asset value at end of period	23.02		21.56	18.88	17.68	16.41	13.83

Total return (%)	8.56	[1]	16.18	8.66	9.25	20.62	(15.20)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	[2]	0.19	0.19	0.19	0.19	0.19
Gross operating expenses	0.20	[2]	0.21	0.25	0.30	0.31	0.31
Net investment income	1.88	[2]	1.74	1.92	1.53	1.63	1.37
Portfolio turnover rate	1	[1]	3	4	3	3	8
Net assets, end of period ($ x 1,000,000)	4,217		4,038	3,938	4,119	3,692	3,029

*	Unaudited.

[1]	Not annualized.
[2]	Annualized.

20 See financial notes

Schwab S&P 500 Index Fund

Financial Highlights continued

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	11/01/01–
e.Shares	4/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	21.50		18.81	17.62	16.37	13.79	16.46

Income or loss from investment operations:
Net investment income	0.21		0.35	0.39	0.26	0.23	0.23
Net realized and unrealized gains or losses	1.60		2.67	1.11	1.21	2.56	(2.71)

Total income or loss from investment operations	1.81		3.02	1.50	1.47	2.79	(2.48)
Less distributions:
Distributions from net investment income	(0.37)		(0.33)	(0.31)	(0.22)	(0.21)	(0.19)

Net asset value at end of period	22.94		21.50	18.81	17.62	16.37	13.79

Total return (%)	8.48	[1]	16.25	8.58	9.10	20.55	(15.32)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.20	[2]	0.21	0.24	0.28	0.28	0.28
Gross operating expenses	0.20	[2]	0.21	0.25	0.30	0.31	0.31
Net investment income	1.86	[2]	1.72	1.88	1.44	1.54	1.28
Portfolio turnover rate	1	[1]	3	4	3	3	8
Net assets, end of period ($ x 1,000,000)	256		241	220	249	246	220

*	Unaudited.
[1]	Not annualized.
[2]	Annualized.

See financial notes 21

Schwab S&P 500 Index Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘Other Securities‘ in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.9%		Common Stock	5,429,687	8,377,457
	—%	Short-Term Investment	1,491	1,491

99.9%		Total Investments	5,431,178	8,378,948
0.9%		Collateral Invested for Securities on Loan	72,616	72,616
(0	.8)%	Other Assets and Liabilities, Net		(69,568)

100.0%		Net Assets		8,381,996

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 99.9% of net assets

Automobiles & Components 0.6%

Other Securities	1,967,927	0.6	48,122

Banks 5.2%

U.S. Bancorp	1,134,532	0.5	38,971
Wachovia Corp.	1,202,870	0.8	66,807
Wells Fargo & Co.	2,136,976	0.9	76,696
Other Securities	5,417,271	3.0	250,314

		5.2	432,788

Capital Goods 8.8%

3M Co.	467,061	0.4	38,659
General Electric Co. (b)	6,503,767	2.8	239,729
The Boeing Co.	510,490	0.6	47,476
Tyco International Ltd.	1,292,015	0.5	42,158
United Technologies Corp.	647,334	0.5	43,456
Other Securities	5,068,426	4.0	325,701

		8.8	737,179

Commercial Services & Supplies 0.5%

Other Securities	1,153,419	0.5	44,241

Consumer Durables & Apparel 1.2%

Other Securities	2,354,261	1.2	101,708

Consumer Services 1.7%

Other Securities	3,134,780	1.7	138,288

Diversified Financials 10.4%

American Express Co.	782,434	0.6	47,470
Bank of America Corp.	2,871,232	1.7	146,146
Citigroup, Inc.	3,110,243	2.0	166,771
JPMorgan Chase & Co.	2,231,216	1.4	116,246
Merrill Lynch & Co., Inc.	568,790	0.6	51,322
Morgan Stanley	682,848	0.7	57,366
The Charles Schwab Corp. (c)	660,696	0.2	12,633
The Goldman Sachs Group, Inc.	260,167	0.7	56,875
Other Securities	3,667,550	2.5	219,737

		10.4	874,566

Energy 10.0%

Chevron Corp.	1,379,919	1.3	107,344
ConocoPhillips	1,037,904	0.9	71,979
Exxon Mobil Corp. (b)	3,600,831	3.4	285,834
Schlumberger Ltd.	755,559	0.7	55,783
Other Securities	6,302,418	3.7	319,899

		10.0	840,839

Food & Staples Retailing 2.4%

Wal-Mart Stores, Inc.	1,556,593	0.9	74,592
Other Securities	3,289,170	1.5	126,771

		2.4	201,363

Food, Beverage & Tobacco 4.8%

Altria Group, Inc.	1,326,689	1.1	91,435
PepsiCo, Inc.	1,044,258	0.8	69,015
The Coca-Cola Co.	1,312,447	0.8	68,497
Other Securities	4,637,456	2.1	177,089

		4.8	406,036

Health Care Equipment & Services 4.1%

Medtronic, Inc.	721,996	0.5	38,215
UnitedHealth Group, Inc.	868,708	0.6	46,094
Other Securities	4,910,167	3.0	258,981

		4.1	343,290

Household & Personal Products 2.3%

The Procter & Gamble Co. (b)	2,013,070	1.5	129,461

22 See financial notes

Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Other Securities	1,072,200	0.8	64,488

		2.3	193,949

Insurance 4.9%

American International Group, Inc.	1,663,332	1.4	116,283
Other Securities	5,362,424	3.5	294,913

		4.9	411,196

Materials 3.0%

Other Securities	4,953,111	3.0	255,178

Media 3.4%

Comcast Corp., Class A *	1,976,048	0.6	52,681
The Walt Disney Co.	1,345,276	0.6	47,058
Time Warner, Inc.	2,415,129	0.6	49,824
Other Securities	3,946,069	1.6	130,944

		3.4	280,507

Pharmaceuticals & Biotechnology 8.1%

Abbott Laboratories	977,375	0.7	55,339
Amgen, Inc. *	740,018	0.6	47,465
Eli Lilly and Co.	632,625	0.5	37,407
Johnson & Johnson	1,835,295	1.4	117,863
Merck & Co. Inc.	1,401,827	0.9	72,110
Pfizer, Inc.	4,537,857	1.4	120,072
Wyeth	861,882	0.6	47,834
Other Securities	4,346,923	2.0	180,352

		8.1	678,442

Real Estate 1.0%

Other Securities	1,156,391	1.0	82,182

Retailing 3.6%

The Home Depot, Inc.	1,284,313	0.6	48,637
Other Securities	6,245,982	3.0	251,209

		3.6	299,846

Semiconductors & Semiconductor Equipment 2.5%

Intel Corp.	3,704,566	0.9	79,648
Other Securities	5,104,834	1.6	130,252

		2.5	209,900

Software & Services 5.5%

Google, Inc., Class A *	135,170	0.8	63,716
Microsoft Corp. (b)	5,496,763	2.0	164,573
Oracle Corp. *	2,550,731	0.6	47,954
Other Securities	6,134,020	2.1	188,330

		5.5	464,573

Technology Hardware & Equipment 6.9%

Apple, Inc. *	544,625	0.7	54,354
Cisco Systems, Inc. *	3,862,898	1.2	103,294
Hewlett-Packard Co.	1,761,058	0.9	74,211
International Business Machines Corp.	973,347	1.2	99,486
QUALCOMM, Inc.	1,048,358	0.6	45,918
Other Securities	11,772,216	2.3	200,474

		6.9	577,737

Telecommunication Services 3.6%

AT&T, Inc.	3,962,312	1.8	153,421
Verizon Communications, Inc.	1,868,151	0.9	71,326
Other Securities	3,805,424	0.9	78,309

		3.6	303,056

Transportation 1.7%

United Parcel Service, Inc., Class B	674,790	0.6	47,526
Other Securities	1,673,205	1.1	96,630

		1.7	144,156

Utilities 3.7%

Other Securities	6,562,327	3.7	308,315

Total Common Stock (Cost $5,429,687)			8,377,457

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investment 0.0% of net assets

Other Securities 5.05% , 06/14/07	1,500	—	1,491

Total Short-Term Investment (Cost $1,491)			1,491

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 0.9% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	72,615,970	0.9	72,616

End of collateral invested for securities on loan.

At 04/30/07 the tax basis cost of the fund’s investments was $5,479,319 and the unrealized appreciation and depreciation were $3,290,630 and ($391,001), respectively, with a net unrealized appreciation of $2,899,629.

See financial notes 23

Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 04/30/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/16/07	100	7,442	419

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Please see the complete schedule of holdings.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	Issuer is affiliated with the fund’s adviser.
ADR — American Depositary Receipt

24 See financial notes

Schwab S&P 500 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $69,892 (cost $5,431,178)		$8,378,948
Collateral invested for securities on loan		72,616
Receivables:
Investments sold		1,167
Dividends		6,806
Fund shares sold		5,692
Income from securities on loan		10
Prepaid expenses	+	18

Total assets		8,465,257

Liabilities
Collateral held for securities on loan		72,616
Payables:
Investment adviser and administrator fees		63
Transfer agent and shareholder services fees		116
Fund shares redeemed		8,299
Payable to custodian		1,812
Due to brokers for futures		68
Trustees’ fees		2
Accrued expenses	+	285

Total liabilities		83,261

Net Assets
Total assets		8,465,257
Total liabilities	−	83,261

Net assets		$8,381,996
Net Assets by Source
Capital received from investors		6,295,310
Net investment income not yet distributed		43,862
Net realized capital losses		(905,364)
Net unrealized capital gains		2,948,188

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$3,909,334		170,450		$22.94
Select Shares	$4,216,595		183,196		$23.02
e.Shares	$256,067		11,160		$22.94

See financial notes 25

Schwab S&P 500 Index Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends (including $66 from affiliated issuer)		$82,916
Interest		642
Securities on loan	+	113

Total Investment Income		83,671

Net Realized Gains and Losses
Net realized gains on investments		5,865
Net realized gains on futures contracts	+	1,042

Net realized gains		6,907

Net Unrealized Gains and Losses
Net unrealized gains on investments		585,495
Net unrealized gains on futures contracts	+	30

Net unrealized gains		585,525

Expenses
Investment adviser and administrator fees		3,640
Transfer agent and shareholder service fees:
Investor Shares		4,719
Select Shares		2,044
e.Shares		122
Shareholder reports		145
Portfolio accounting fees		95
Custodian fees		82
Professional fees		39
Registration fees		26
Trustees’ fees		23
Overdraft expense		1
Other expenses	+	77

Total expenses		11,013
Expense reduction by adviser and Schwab	−	241

Net expenses		10,772

Increase in Net Assets from Operations
Total investment income		83,671
Net expenses	−	10,772

Net investment income		72,899
Net realized gains		6,907
Net unrealized gains	+	585,525

Increase in net assets from operations		$665,331

26 See financial notes

Schwab S&P 500 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$72,899	$130,176
Net realized gains or losses		6,907	(93,757)
Net unrealized gains	+	585,525	1,136,153

Increase in net assets from operations		665,331	1,172,572

Distributions Paid

Distributions from net investment income
Investor Shares		57,248	57,584
Select Shares		68,517	67,949
e.Shares	+	4,038	3,805

Total distributions from net investment income		$129,803	$129,338

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		11,489	$252,170	17,732	$353,074
Select Shares		13,472	297,605	30,407	606,896
e.Shares	+	1,328	29,201	2,578	51,641

Total shares sold		26,289	$578,976	50,717	$1,011,611

Shares Reinvested
Investor Shares		2,499	$54,840	2,823	$55,000
Select Shares		2,752	60,597	3,056	59,681
e.Shares	+	169	3,715	177	3,443

Total shares reinvested		5,420	$119,152	6,056	$118,124

Shares Redeemed
Investor Shares		(15,169)	($334,349)	(44,003)	($874,140)
Select Shares		(20,312)	(447,718)	(54,785)	(1,094,191)
e.Shares	+	(1,562)	(34,389)	(3,222)	(63,959)

Total shares redeemed		(37,043)	($816,456)	(102,010)	($2,032,290)

Net transactions in fund shares		(5,334)	($118,328)	(45,237)	($902,555)

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		370,140	$7,964,796	415,377	$7,824,117
Total increase or decrease	+	(5,334)	417,200	(45,237)	140,679

End of period		364,806	$8,381,996	370,140	$7,964,796

Net investment income not yet distributed			$43,862		$100,766

See financial notes 27

Schwab Institutional Select® S&P 500 Fund

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	11/01/01–
	4/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	10.99		9.57	8.95	8.30	7.00	8.36

Income or loss from investment operations:
Net investment income	0.11		0.16	0.15	0.13	0.12	0.12
Net realized and unrealized gains or losses	0.82		1.39	0.62	0.64	1.30	(1.37)

Total income or loss from investment operations	0.93		1.55	0.77	0.77	1.42	(1.25)
Less distributions:
Distributions from net investment income	(0.17)		(0.13)	(0.15)	(0.12)	(0.12)	(0.11)

Net asset value at end of period	11.75		10.99	9.57	8.95	8.30	7.00

Total return (%)	8.52	[1]	16.39	8.64	9.36	20.65	(15.18)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	[2]	0.10	0.10	0.15	0.15	0.15
Gross operating expenses	0.23	[2]	0.28	0.33	0.35	0.36	0.37
Net investment income	2.01	[2]	1.84	1.82	1.56	1.65	1.38
Portfolio turnover rate	0	[1,3]	2	3	3	4	12
Net assets, end of period ($ x 1,000,000)	2,726		2,080	1,246	348	272	203

*	Unaudited.

[1]	Not annualized.
[2]	Annualized.
[3]	Less than 1%.

28 See financial notes

Schwab Institutional Select S&P 500 Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘Other Securities‘ in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.6%		Common Stock	2,297,870	2,713,796
0.2%		Short-Term Investments	6,188	6,188
	—%	Warrants	—	2

99.8%		Total Investments	2,304,058	2,719,986
7.1%		Collateral Invested for Securities on Loan	193,412	193,412
(6	.9)%	Other Assets and Liabilities, Net		(187,214)

100.0%		Net Assets		2,726,184

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 99.6% of net assets

Automobiles & Components 0.6%

Other Securities	635,600	0.6	15,522

Banks 5.1%

U.S. Bancorp	359,232	0.4	12,340
Wachovia Corp.	389,450	0.8	21,630
Wells Fargo & Co.	689,779	0.9	24,756
Other Securities	1,766,061	3.0	81,377

		5.1	140,103

Capital Goods 8.7%

3M Co.	149,112	0.4	12,342
General Electric Co. (a)	2,102,850	2.8	77,511
The Boeing Co.	163,876	0.5	15,240
Tyco International Ltd.	406,233	0.5	13,255
United Technologies Corp.	208,174	0.5	13,975
Other Securities	1,625,551	4.0	104,598

		8.7	236,921

Commercial Services & Supplies 0.5%

Other Securities	386,090	0.5	14,337

Consumer Durables & Apparel 1.2%

Other Securities	774,534	1.2	34,217

Consumer Services 1.7%

McDonald’s Corp.	252,334	0.5	12,183
Other Securities	768,554	1.2	33,083

		1.7	45,266

Diversified Financials 10.3%

American Express Co.	246,104	0.6	14,931
Bank of America Corp.	919,046	1.7	46,780
Citigroup, Inc. (a)	1,003,787	2.0	53,823
JPMorgan Chase & Co.	713,139	1.4	37,155
Merrill Lynch & Co., Inc.	180,676	0.6	16,302
Morgan Stanley	217,465	0.7	18,269
The Charles Schwab Corp. (b)	208,936	0.1	3,995
The Goldman Sachs Group, Inc. (a)	86,904	0.7	18,998
Other Securities	1,175,683	2.5	70,398

		10.3	280,651

Energy 10.1%

Chevron Corp.	445,172	1.3	34,630
ConocoPhillips	334,689	0.8	23,211
Exxon Mobil Corp.	1,190,414	3.5	94,495
Schlumberger Ltd.	240,657	0.6	17,768
Other Securities	2,076,736	3.9	105,336

		10.1	275,440

Food & Staples Retailing 2.3%

Wal-Mart Stores, Inc.	502,359	0.9	24,073
Other Securities	1,033,047	1.4	39,834

		2.3	63,907

Food, Beverage & Tobacco 4.8%

Altria Group, Inc.	428,171	1.1	29,510
PepsiCo, Inc.	335,370	0.8	22,165
The Coca-Cola Co.	416,410	0.8	21,732
Other Securities	1,479,562	2.1	56,341

		4.8	129,748

Health Care Equipment & Services 4.0%

Medtronic, Inc.	235,277	0.5	12,453
UnitedHealth Group, Inc.	275,216	0.5	14,603
Other Securities	1,576,935	3.0	82,756

		4.0	109,812

See financial notes 29

Schwab Institutional Select S&P 500 Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Household & Personal Products 2.3%

The Procter & Gamble Co.	647,307	1.5	41,628
Other Securities	356,795	0.8	21,246

		2.3	62,874

Insurance 4.8%

American International Group, Inc.	531,218	1.4	37,137
Other Securities	1,729,057	3.4	94,744

		4.8	131,881

Materials 3.0%

Other Securities	1,598,673	3.0	81,977

Media 3.4%

Comcast Corp., Class A *	637,597	0.6	16,998
The Walt Disney Co.	428,478	0.6	14,988
Time Warner, Inc.	814,131	0.6	16,796
Other Securities	1,388,153	1.6	44,945

		3.4	93,727

Pharmaceuticals & Biotechnology 8.2%

Abbott Laboratories	313,604	0.7	17,756
Amgen, Inc. *	236,687	0.6	15,181
Johnson & Johnson	592,223	1.4	38,032
Merck & Co. Inc.	448,225	0.9	23,057
Pfizer, Inc.	1,480,229	1.4	39,167
Wyeth	275,067	0.6	15,266
Other Securities	1,678,646	2.6	74,331

		8.2	222,790

Real Estate 1.1%

Other Securities	435,775	1.1	29,840

Retailing 3.6%

The Home Depot, Inc.	411,638	0.6	15,589
Other Securities	2,044,209	3.0	82,531

		3.6	98,120

Semiconductors & Semiconductor Equipment 2.5%

Intel Corp.	1,178,074	0.9	25,329
Other Securities	1,633,670	1.6	41,679

		2.5	67,008

Software & Services 5.5%

Google, Inc., Class A *	43,567	0.8	20,537
Microsoft Corp. (a)	1,767,228	1.9	52,911
Oracle Corp. (a) *	817,178	0.6	15,363
Other Securities	1,972,068	2.2	60,152

		5.5	148,963

Technology Hardware & Equipment 6.8%

Apple, Inc. *	173,903	0.6	17,356
Cisco Systems, Inc. *	1,243,620	1.2	33,254
Hewlett-Packard Co.	564,170	0.9	23,774
International Business Machines Corp.	310,006	1.2	31,686
QUALCOMM, Inc.	337,610	0.6	14,787
Other Securities	3,787,189	2.3	64,563

		6.8	185,420

Telecommunication Services 3.6%

AT&T, Inc.	1,278,805	1.8	49,516
Verizon Communications, Inc.	596,406	0.8	22,771
Other Securities	1,223,239	1.0	25,166

		3.6	97,453

Transportation 1.8%

United Parcel Service, Inc., Class B	219,197	0.6	15,438
Other Securities	571,944	1.2	32,507

		1.8	47,945

Utilities 3.7%

Other Securities	2,137,908	3.7	99,874

Total Common Stock (Cost $2,297,870)			2,713,796

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 0.2% of net assets

Other Securities	6,188	0.2	6,188

Total Short-Term Investments (Cost $6,188)			6,188

30 See financial notes

Schwab Institutional Select S&P 500 Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Warrants 0.0% of net assets

Other Securities	11,390	—	2

Total Warrants (Cost $-)			2

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 7.1% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	193,412,464	7.1	193,412

End of collateral invested for securities on loan.

At 04/30/07, the tax basis cost of the fund’s investments was $2,316,022 and the unrealized appreciation and depreciation were $435,301 and ($31,337), respectively, with a net unrealized appreciation of $403,964.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.
ADR — American Depositary Receipt

See financial notes 31

Schwab Institutional Select S&P 500 Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $188,176 (cost $2,304,058)		$2,719,986
Collateral invested for securities on loan		193,412
Receivables:
Investments sold		25
Fund shares sold		5,597
Dividends		2,130
Income from securities on loan		12
Interest		4
Prepaid expenses	+	6

Total assets		2,921,172

Liabilities
Collateral held for securities on loan		193,412
Payables:
Transfer agent and shareholder services fees		20
Fund shares redeemed		1,475
Due to broker		24
Accrued expenses	+	57

Total liabilities		194,988

Net Assets
Total assets		2,921,172
Total liabilities	−	194,988

Net assets		$2,726,184
Net Assets by Source
Capital received from investors		2,350,136
Net investment income not yet distributed		15,468
Net realized capital losses		(55,348)
Net unrealized capital gains		415,928

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$2,726,184		231,993		$11.75

32 See financial notes

Schwab Institutional Select S&P 500 Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends (including $18 from affiliated issuer)		$23,512
Interest		1,527
Securities on loan	+	73

Total Investment Income		25,112

Net Realized Gains and Losses
Net realized gains on investments		3,210
Net realized gains on futures contracts	+	3,085

Net realized gains		6,295

Net Unrealized Gains and Losses
Net unrealized gains on investments		171,033
Net unrealized losses on futures contracts	+	(307)

Net unrealized gains		170,726

Expenses
Investment adviser and administrator fees		1,436
Transfer agent and shareholder service fees		1,190
Custodian fees		41
Portfolio accounting fees		40
Registration fees		36
Professional fees		18
Trustees’ fees		8
Shareholder reports		6
Other expenses	+	18

Total expenses		2,793
Expense reduction by adviser and Schwab	−	1,603

Net expenses		1,190

Increase in Net Assets from Operations
Total investment income		25,112
Net expenses	−	1,190

Net investment income		23,922
Net realized gains		6,295
Net unrealized gains	+	170,726

Increase in net assets from operations		$200,943

See financial notes 33

Schwab Institutional Select S&P 500 Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$23,922	$29,583
Net realized gains or losses		6,295	(9,637)
Net unrealized gains	+	170,726	227,054

Increase in net assets from operations		200,943	247,000

Distributions Paid
Distributions from net investment income		$32,922	$18,248

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		54,331	$610,386	85,032	$868,441
Shares Reinvested		2,614	29,386	1,660	16,500
Shares Redeemed	+	(14,322)	(161,989)	(27,532)	(279,438)

Net transactions in fund shares		42,623	$477,783	59,160	$605,503

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		189,370	$2,080,380	130,210	$1,246,125
Total increase	+	42,623	645,804	59,160	834,255

End of period		231,993	$2,726,184	189,370	$2,080,380

Net investment income not yet distributed			$15,468		$24,468

34 See financial notes

Schwab 1000 Index® Fund

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–		11/01/04–	11/01/03–	11/01/02–	11/01/01–
Investor Shares	4/30/07*		10/31/06		10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	40.40		35.31		32.54	30.25	25.25	29.57

Income or loss from investment operations:
Net investment income	0.32		0.50	[1]	0.55	0.37	0.33	0.31
Net realized and unrealized gains or losses	3.19		5.05	[1]	2.70	2.26	4.99	(4.36)

Total income or loss from investment operations	3.51		5.55		3.25	2.63	5.32	(4.05)
Less distributions:
Distributions from net investment income	(0.52)		(0.46)		(0.48)	(0.34)	(0.32)	(0.27)

Net asset value at end of period	43.39		40.40		35.31	32.54	30.25	25.25

Total return (%)	8.75	[2]	15.84		10.04	8.78	21.34	(13.87)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.48	[3]	0.49		0.50	0.50	0.49	0.46
Gross operating expenses	0.48	[3]	0.49		0.50	0.50	0.51	0.52
Net investment income	1.47	[3]	1.34		1.49	1.15	1.27	1.04
Portfolio turnover rate	0	[2,4]	5		6	5	5	9
Net assets, end of period ($ x 1,000,000)	4,034		3,918		4,166	4,258	3,974	3,223

	11/01/06–		11/01/05–		11/01/04–	11/01/03–	11/02/02–	11/01/01–
Select Shares	4/30/07*		10/31/06		10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	40.43		35.34		32.56	30.27	25.26	29.58

Income or loss from investment operations:
Net investment income	0.33		0.56	[1]	0.56	0.42	0.37	0.35
Net realized and unrealized gains or losses	3.21		5.04	[1]	2.74	2.25	4.99	(4.36)

Total income or loss from investment operations	3.54		5.60		3.30	2.67	5.36	(4.01)
Less distributions:
Distributions from net investment income	(0.59)		(0.51)		(0.52)	(0.38)	(0.35)	(0.31)

Net asset value at end of period	43.38		40.43		35.34	32.56	30.27	25.26

Total return (%)	8.81	[2]	16.01		10.21	8.90	21.52	(13.77)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.33	[3]	0.34		0.35	0.35	0.35	0.35
Gross operating expenses	0.33	[3]	0.34		0.35	0.35	0.36	0.37
Net investment income	1.62	[3]	1.48		1.63	1.30	1.41	1.15
Portfolio turnover rate	0	[2,4]	5		6	5	5	9
Net assets, end of period ($ x 1,000,000)	3,100		2,924		2,328	2,138	1,996	1,588

*	Unaudited.

[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Less than 1%.

See financial notes 35

Schwab 1000 Index Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘Other Securities‘ in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

	99.8%	Common Stock	3,022,594	7,116,670
	0.1%	Foreign Common Stock	4,103	8,262
	0.1%	Short-Term Investments	4,625	4,625
	—%	Warrants	—	225

	100.0%	Total Investments	3,031,322	7,129,782
	5.0%	Collateral Invested for Securities on Loan	359,207	359,207
(5	.0)%	Other Assets and Liabilities, Net		(354,552)

	100.0%	Net Assets		7,134,437

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 99.8% of net assets

Automobiles & Components 0.5%

Other Securities	1,528,696	0.5	38,212

Banks 4.8%

Wachovia Corp.	854,189	0.7	47,442
Wells Fargo & Co.	1,491,396	0.8	53,526
Other Securities	5,781,508	3.3	241,192

		4.8	342,160

Capital Goods 8.3%

General Electric Co. (b)	4,599,222	2.4	169,527
The Boeing Co.	366,089	0.5	34,046
United Technologies Corp.	455,163	0.4	30,555
Other Securities	6,064,562	5.0	354,551

		8.3	588,679

Commercial Services & Supplies 0.7%

Other Securities	1,330,051	0.7	52,455

Consumer Durables & Apparel 1.4%

Other Securities	2,119,099	1.4	98,292

Consumer Services 2.1%

Other Securities	3,381,244	2.1	152,420

Diversified Financials 9.4%

American Express Co.	545,577	0.5	33,100
Bank of America Corp. (b)	2,000,568	1.4	101,829
Citigroup, Inc.	2,216,762	1.7	118,863
JPMorgan Chase & Co.	1,577,338	1.2	82,179
Merrill Lynch & Co., Inc.	396,362	0.5	35,764
Morgan Stanley	480,548	0.6	40,371
The Charles Schwab Corp. (c)	558,615	0.2	10,681
The Goldman Sachs Group, Inc.	190,932	0.6	41,740
Other Securities	3,607,256	2.7	208,185

		9.4	672,712

Energy 9.6%

ChevronTexaco Corp.	978,977	1.1	76,155
ConocoPhillips	736,516	0.7	51,077
Exxon Mobil Corp.	2,581,722	2.9	204,937
Schlumberger Ltd.	529,506	0.6	39,093
Other Securities	6,055,358	4.2	302,590

		9.5	673,852

Food & Staples Retailing 2.4%

Wal-Mart Stores, Inc.	1,849,777	1.3	88,641
Other Securities	2,220,501	1.1	85,321

		2.4	173,962

Food, Beverage & Tobacco 4.9%

Altria Group, Inc.	918,915	0.9	63,332
Kraft Foods, Inc., Class A	1,380,564	0.6	46,207
PepsiCo, Inc.	734,687	0.7	48,555
The Coca-Cola Co.	1,046,504	0.8	54,617
Other Securities	3,474,582	1.9	138,091

		4.9	350,802

Health Care Equipment & Services 4.1%

UnitedHealth Group, Inc.	591,212	0.5	31,370

36 See financial notes

Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Other Securities	5,149,352	3.6	260,055

		4.1	291,425

Household & Personal Products 2.0%

The Procter & Gamble Co. (b)	1,412,219	1.3	90,820
Other Securities	908,332	0.7	53,559

		2.0	144,379

Insurance 6.1%

American International Group, Inc.	1,151,036	1.1	80,469
Berkshire Hathaway, Inc., Class A *	693	1.1	75,676
Other Securities	5,218,252	3.9	276,884

		6.1	433,029

Materials 3.3%

Other Securities	4,919,721	3.3	234,019

Media 3.8%

Comcast Corp., Class A *	1,423,953	0.5	37,963
News Corp., Class A	1,415,628	0.5	31,696
The Walt Disney Co.	907,502	0.5	31,744
Time Warner, Inc.	1,821,801	0.5	37,584
Other Securities	4,036,602	1.8	134,575

		3.8	273,562

Pharmaceuticals & Biotechnology 7.7%

Abbott Laboratories	680,546	0.6	38,533
Amgen, Inc. *	523,360	0.5	33,568
Eli Lilly & Co.	510,171	0.4	30,166
Genentech, Inc. *	462,819	0.5	37,021
Johnson & Johnson	1,293,317	1.2	83,057
Merck & Co., Inc.	994,585	0.7	51,161
Pfizer, Inc.	3,227,810	1.2	85,408
Wyeth	598,983	0.5	33,244
Other Securities	3,762,134	2.1	154,036

		7.7	546,194

Real Estate 1.9%

Other Securities	2,520,295	1.9	137,217

Retailing 3.7%

The Home Depot, Inc.	914,295	0.5	34,624
Other Securities	5,887,726	3.2	232,375

		3.7	266,999

Semiconductors & Semiconductor Equipment 2.4%

Intel Corp.	2,572,630	0.8	55,312
Other Securities	4,646,371	1.6	116,902

		2.4	172,214

Software & Services 6.0%

Google, Inc., Class A *	132,196	0.9	62,315
Microsoft Corp.	4,360,588	1.8	130,556
Oracle Corp. *	2,348,610	0.6	44,154
Other Securities	6,236,245	2.7	190,392

		6.0	427,417

Technology Hardware & Equipment 6.1%

Apple Computer, Inc. *	375,414	0.5	37,466
Cisco Systems, Inc. *	2,716,615	1.0	72,642
Hewlett-Packard Co.	1,235,718	0.7	52,073
International Business Machines Corp.	673,990	1.0	68,889
QUALCOMM, Inc.	730,628	0.5	32,002
Other Securities	9,289,703	2.4	171,914

		6.1	434,986

Telecommunication Services 3.4%

AT&T Corp. (b)	2,833,727	1.5	109,722
Verizon Communications, Inc.	1,295,537	0.7	49,464
Other Securities	3,647,067	1.2	79,612

		3.4	238,798

Transportation 1.7%

United Parcel Service, Inc., Class B	479,825	0.5	33,794
Other Securities	1,762,778	1.2	88,029

		1.7	121,823

Utilities 3.5%

Other Securities	5,428,049	3.5	251,062

Total Common Stock (Cost $3,022,594)			7,116,670

Foreign Common Stock 0.1% of net assets

Canada 0.0%

Consumer Services 0.0%
Other Securities	65,374	—	2,061

See financial notes 37

Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Cayman Islands 0.1%

Energy 0.1%
Other Securities	96,995	0.1	6,201

Total Foreign Common Stock (Cost $4,103)			8,262

Security		Face Amount	Value
Rate, Maturity Date		($ x 1,000)	($ x 1,000)

Short-Term Investments 0.1% of net assets

Other Securities 4.98%, 06/14/07	4,632	0.1	4,625

Total Short-Term Investment (Cost $4,625)			4,625

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Warrants 0.0% of net assets

Other Securities	12,506	—	225

Total Warrants (Cost $-)			225

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 5.0% of net assets

State Street Navigator Security Lending Prime Portfolio	359,207,470	5.0	359,207

End of collateral invested for securities on loan.

At 04/30/2007 the tax basis cost of the fund’s investments was $3,034,106, and the unrealized appreciation and depreciation were $4,205,636 and ($109,960), respectively, with a net unrealized appreciation of $4,095,676.

In addition to the above, the fund held the following at 04/30/2007. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

S & P 500 Index, e-mini, Long, expires 06/16/07	130	9,675	571

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Please see complete schedule of holdings.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	Issuer is affiliated with the fund’s adviser

38 See financial notes

Schwab 1000 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $350,795 (cost $3,031,322)		$7,129,782
Collateral invested for securities on loan		359,207
Cash		1
Foreign currency, at value (cost $5)		4
Receivables:
Investments sold		90
Dividends		5,239
Fund shares sold		5,095
Income from securities on loan		80
Interest		1
Prepaid expenses	+	15

Total assets		7,499,514

Liabilities
Collateral held for securities on loan		359,207
Payables:
Investment adviser and administrator fees		132
Transfer agent and shareholder services fees		111
Fund shares redeemed		5,274
Due to brokers for futures		88
Trustees’ fees		2
Accrued expenses	+	263

Total liabilities		365,077

Net Assets
Total assets		7,499,514
Total liabilities	−	365,077

Net assets		$7,134,437
Net Assets by Source
Capital received from investors		3,245,691
Net investment income not yet distributed		31,847
Net realized capital losses		(242,132)
Net unrealized capital gains		4,099,031

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$4,034,345		92,985		$43.39
Select Shares	$3,100,092		71,456		$43.38

See financial notes 39

Schwab 1000 Index Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends (net of $4 foreign withholding tax)		$66,534
Interest		511
Securities on loan	+	368

Total Investment Income		67,413

Net Realized Gains and Losses
Net realized gains on investments		69,025
Net realized gains on foreign currency transactions		1
Net realized gains on futures contracts	+	456

Net realized gains		69,482

Net Unrealized Gains and Losses
Net unrealized gains on investments		463,569
Net unrealized gains on futures contracts	+	382

Net unrealized gains		463,951

Expenses
Investment adviser and administrator fees		7,601
Transfer agent and shareholder service fees:
Investor Shares		4,921
Select Shares		1,485
Shareholder reports		148
Portfolio accounting fees		88
Custodian fees		67
Registration fees		57
Professional fees		35
Trustees’ fees		22
Overdraft expense		4
Other expenses	+	42

Total expenses		14,470
Custody credit	−	2
Expense reduction by adviser and Schwab	−	1

Net expenses		14,467

Increase in Net Assets from Operations
Total investment income		67,413
Net expenses	−	14,467

Net investment income		52,946
Net realized gains		69,482
Net unrealized gains	+	463,951

Increase in net assets from operations		$586,379

40 See financial notes

Schwab 1000 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$52,946	$92,450
Net realized gains		69,482	200,595
Net unrealized gains	+	463,951	688,962

Increase in net assets from operations		586,379	982,007

Distributions Paid

Distributions from net investment income
Investor Shares		49,741	53,026
Select Shares	+	42,503	33,855

Total distributions from net investment income		$92,244	$86,881

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		3,573	$148,792	7,114	$266,698
Select Shares	+	5,517	229,817	17,151	640,701

Total shares sold		9,090	$378,609	24,265	$907,399

Shares Reinvested
Investor Shares		1,107	$45,932	1,329	$48,830
Select Shares	+	856	35,483	769	28,221

Total shares reinvested		1,963	$81,415	2,098	$77,051

Shares Redeemed
Investor Shares		(8,673)	($361,224)	(29,454)	($1,101,605)
Select Shares	+	(7,241)	(300,103)	(11,469)	(429,917)

Total shares redeemed		(15,914)	($661,327)	(40,923)	($1,531,522)

Net transactions in fund shares		(4,861)	($201,303)	(14,560)	($547,072)

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		169,302	$6,841,605	183,862	$6,493,551
Total increase or decrease	+	(4,861)	292,832	(14,560)	348,054

End of period		164,441	$7,134,437	169,302	$6,841,605

Net investment income not yet distributed			$31,847		$71,145

See financial notes 41

Schwab Small-Cap Index Fund®

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	11/01/01–
Investor Shares	4/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	25.92		22.31	19.92	18.22	13.27	15.98

Income or loss from investment operations:
Net investment income	0.13		0.23 [1]	0.14	0.13	0.11	0.13
Net realized and unrealized gains or losses	2.04		3.67 [1]	2.38	1.68	4.98	(2.17)

Total income or loss from investment operations	2.17		3.90	2.52	1.81	5.09	(2.04)
Less distributions:
Distributions from net investment income	(0.24)		(0.14)	(0.13)	(0.11)	(0.14)	(0.09)
Distributions from net realized gains	(3.05)		(0.15)	—	—	—	(0.58)

Total distributions	(3.29)		(0.29)	(0.13)	(0.11)	(0.14)	(0.67)

Net asset value at end of period	24.80		25.92	22.31	19.92	18.22	13.27

Total return (%)	8.92	[2]	17.62	12.66	9.98	38.72	(13.66)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.57	[3]	0.57	0.58	0.59	0.56	0.49
Gross operating expenses	0.57	[3]	0.57	0.58	0.59	0.60	0.60
Net investment income	1.03	[3]	0.94	0.57	0.66	0.74	0.77
Portfolio turnover rate	0	[2,4]	29	40	39	34	44
Net assets, end of period ($ x 1,000,000)	778		771	823	869	886	722

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/02/02–	11/01/01–
Select Shares	4/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	25.97		22.36	19.96	18.25	13.28	16.00

Income or loss from investment operations:
Net investment income	0.15		0.27 [1]	0.17	0.17	0.14	0.14
Net realized and unrealized gains or losses	2.04		3.67 [1]	2.39	1.68	4.99	(2.18)

Total income or loss from investment operations	2.19		3.94	2.56	1.85	5.13	(2.04)
Less distributions:
Distributions from net investment income	(0.28)		(0.18)	(0.16)	(0.14)	(0.16)	(0.10)
Distributions from net realized gains	(3.05)		(0.15)	—	—	—	(0.58)

Total distributions	(3.33)		(0.33)	(0.16)	(0.14)	(0.16)	(0.68)

Net asset value at end of period	24.83		25.97	22.36	19.96	18.25	13.28

Total return (%)	9.02	[2]	17.78	12.86	10.16	39.02	(13.62)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.42	[3]	0.42	0.41	0.42	0.41	0.38
Gross operating expenses	0.42	[3]	0.42	0.43	0.44	0.45	0.45
Net investment income	1.18	[3]	1.10	0.74	0.82	0.89	0.88
Portfolio turnover rate	0	[2,4]	29	40	39	34	44
Net assets, end of period ($ x 1,000,000)	953		889	795	761	759	638

*	Unaudited.

[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Less than 1%.

42 See financial notes

Schwab Small-Cap Index Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘Other Securities‘ in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.1%		Common Stock	1,196,192	1,716,380
0.8%		Short-Term Investments	14,089	14,089

99.9%		Total Investments	1,210,281	1,730,469
36.5%		Collateral Invested for Securities on Loan	631,637	631,637
(36	.4)%	Other Assets and Liabilities, Net		(630,448)

100.0%		Net Assets		1,731,658

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 99.1% of net assets

Automobiles & Components 1.0%

Other Securities	660,111	1.0	17,118

Banks 7.0%

Other Securities	5,256,788	7.0	120,571

Capital Goods 8.6%

Acuity Brands, Inc.	64,532	0.2	3,815
AGCO Corp. *	125,945	0.3	5,256
General Cable Corp. *	67,632	0.2	3,885
Navistar International Corp. *	94,419	0.3	5,243
Quanta Services, Inc. (a) *	170,136	0.3	4,677
Other Securities	3,353,917	7.3	126,297

		8.6	149,173

Commercial Services & Supplies 3.8%

Corrections Corp. of America *	81,973	0.3	4,656
TeleTech Holdings, Inc. (a) *	98,100	0.2	3,701
Other Securities	1,882,750	3.3	57,322

		3.8	65,679

Consumer Durables & Apparel 3.4%

Phillips-Van Heusen Corp.	72,875	0.2	4,074
Other Securities	2,040,115	3.2	54,770

		3.4	58,844

Consumer Services 4.9%

American Real Estate Partners L.P. (a)	55,192	0.3	4,946
Orient-Express Hotels Ltd., Class A (a)	77,272	0.2	4,068
Sotheby’s	78,741	0.2	4,065
Other Securities	2,310,084	4.2	72,214

		4.9	85,293

Diversified Financials 2.2%

Other Securities	1,244,439	2.2	37,749

Energy 8.6%

Boardwalk Pipeline Partners LP	136,435	0.3	4,992
Compagnie Generale de Geophysique-Veritas S.A. *	96,650	0.2	4,020
Holly Corp. (a)	79,906	0.3	5,082
Magellan Midstream Partners (a)	88,608	0.2	4,500
Overseas Shipholding Group, Inc. (a)	53,961	0.2	3,820
Superior Energy Services, Inc. (a) *	104,787	0.2	3,807
Western Refining, Inc. (a)	92,722	0.2	3,674
Other Securities	4,174,614	7.0	119,658

		8.6	149,553

Food & Staples Retailing 1.1%

Rite Aid Corp. (a) *	721,895	0.2	4,432
Other Securities	426,219	0.9	14,965

		1.1	19,397

Food, Beverage & Tobacco 2.0%

Corn Products International, Inc.	101,390	0.2	4,037
Hansen Natural Corp. (a) *	112,460	0.3	4,296
Seaboard Corp. (a)(b)	1,775	0.3	4,425
Other Securities	655,494	1.2	21,141

		2.0	33,899

Health Care Equipment & Services 4.8%

WellCare Health Plans, Inc. *	54,593	0.3	4,400

See financial notes 43

Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Other Securities	2,410,539	4.5	79,237

		4.8	83,637

Household & Personal Products 0.8%

NBTY, Inc. *	94,529	0.3	4,671
Other Securities	927,732	0.5	8,389

		0.8	13,060

Insurance 4.3%

Odyssey Re Holdings Corp. (a)	96,583	0.2	4,047
Other Securities	2,376,434	4.1	70,667

		4.3	74,714

Materials 5.5%

AK Steel Holding Corp. (a) *	160,619	0.3	4,902
Albemarle Corp.	127,432	0.3	5,410
Carpenter Technology Corp. (a)	36,101	0.3	4,382
Chaparral Steel Co.	63,646	0.3	4,487
Cleveland-Cliffs, Inc.	54,698	0.2	3,790
Greif, Inc., Class A	67,862	0.2	3,773
Steel Dynamics, Inc.	129,724	0.3	5,748
Other Securities	2,687,821	3.6	62,755

		5.5	95,247

Media 2.2%

Other Securities	2,499,016	2.2	37,262

Pharmaceuticals & Biotechnology 3.7%

Other Securities	2,975,968	3.7	64,744

Real Estate 6.3%

Taubman Centers, Inc. (a)	68,483	0.2	3,839
Other Securities	3,738,408	6.1	104,800

		6.3	108,639

Retailing 5.5%

Big Lots, Inc. *	161,833	0.3	5,211
Dick’s Sporting Goods, Inc. *	68,840	0.2	3,861
Guess?, Inc.	125,772	0.3	4,955
OfficeMax, Inc.	96,592	0.3	4,754
Other Securities	3,256,762	4.4	76,044

		5.5	94,825

Semiconductors & Semiconductor Equipment 3.6%

ON Semiconductor Corp. (a)(b) *	372,946	0.2	3,994
Varian Semiconductor Equipment Associates, Inc. *	78,714	0.3	5,223
Other Securities	4,731,643	3.1	53,323

		3.6	62,540

Software & Services 7.1%

FactSet Research Systems, Inc. (a)	66,796	0.2	4,109
Gartner, Inc. (a) *	149,949	0.2	3,783
ValueClick, Inc. (a) *	133,043	0.2	3,805
WebEx Communications, Inc. *	64,659	0.2	3,669
Other Securities	5,679,294	6.3	107,777

		7.1	123,143

Technology Hardware & Equipment 5.2%

CommScope, Inc. *	79,449	0.2	3,706
Polycom, Inc. (a) *	132,739	0.2	4,420
Trimble Navigation Ltd. *	149,602	0.2	4,291
Other Securities	5,267,060	4.6	78,032

		5.2	90,449

Telecommunication Services 1.0%

Other Securities	1,458,213	1.0	17,956

Transportation 2.8%

Continental Airlines, Inc., Class B (a) *	126,711	0.3	4,633
Other Securities	1,641,911	2.5	44,569

		2.8	49,202

Utilities 3.7%

Dynegy, Inc., Class A *	512,236	0.3	4,820
Sierra Pacific Resources *	214,037	0.2	3,908
Other Securities	2,070,934	3.2	54,958

		3.7	63,686

Total Common Stock (Cost $1,196,192)			1,716,380

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 0.8% of net assets

Commercial Paper & Other Obligations 0.8%

Other Securities
5.03%, 05/01/07	13,592	0.8	13,592

U.S. Treasury Obligation 0.0%

Other Securities

44 See financial notes

Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

5.05% , 06/14/07	500	—	497

Total Short-Term Investments (Cost $14,089)			14,089

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 36.5% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	631,637,268	36.5	631,637

End of collateral invested for securities on loan.

At 4/30/07 the tax basis cost of the fund’s investments was $1,210,877, and the unrealized appreciation and depreciation were $607,415 and ($87,823), respectively, with a net unrealized appreciation of $519,592.

In addition to the above, the fund held the following at 04/30/2007. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract

Russell 2000 Index, e-mini Futures, Long expires 06/15/07	50	4,095	(75)

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.
ADR — American Depositary Receipt

See financial notes 45

Schwab Small Cap Index Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $606,103 (cost $1,210,281)		$1,730,469
Collateral invested for securities on loan		631,637
Receivables:
Fund shares sold		1,388
Dividends		1,084
Income from securities on loan		267
Interest		2
Prepaid expenses	+	4

Total assets		2,364,851

Liabilities
Collateral held for securities on loan		631,637
Payables:
Investment adviser and administrator fees		43
Transfer agent and shareholder services fees		25
Fund shares redeemed		1,353
Due to brokers for futures		80
Trustees’ fees		1
Accrued expenses	+	54

Total liabilities		633,193

Net Assets
Total assets		2,364,851
Total liabilities	−	633,193

Net assets		$1,731,658
Net Assets by Source
Capital received from investors		1,176,598
Net investment income not yet distributed		5,642
Net realized capital gains		29,305
Net unrealized capital gains		520,113

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$778,427		31,388		$24.80
Select Shares	$953,231		38,392		$24.83

46 See financial notes

Schwab Small Cap Index Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends (net of $6 foreign withholding tax)		$12,283
Interest		175
Securities on loan	+	1,023

Total Investment Income		13,481

Net Realized Gains and Losses
Net realized gains on investments		29,569
Net realized gains on futures contracts	+	321

Net realized gains		29,890

Net Unrealized Gains and Losses
Net unrealized gains on investments		106,974
Net unrealized losses on futures contracts	+	(257)

Net unrealized gains		106,717

Expenses
Investment adviser and administrator fees		2,483
Transfer agent and shareholder service fees:
Investor Shares		960
Select Shares		458
Registration fees		50
Custodian fees		47
Portfolio accounting fees		41
Shareholder reports		37
Professional fees		24
Trustees’ fees		7
Overdraft Expense		2
Other expenses	+	13

Total expenses		4,122
Expense reduction by adviser and Schwab	−	4

Net expenses		4,118

Increase in Net Assets from Operations
Total investment income		13,481
Net expenses	−	4,118

Net investment income		9,363
Net realized gains		29,890
Net unrealized gains	+	106,717

Increase in net assets from operations		$145,970

See financial notes 47

Schwab Small Cap Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$9,363	$16,970
Net realized gains		29,890	192,404
Net unrealized gains	+	106,717	62,683

Increase in net assets from operations		145,970	272,057

Distributions Paid

Distributions from net investment income
Investor Shares		6,876	4,995
Select Shares	+	9,628	6,216

Total distributions from net investment income		16,504	11,211

Distributions from net realized gains
Investor Shares		88,653	5,339
Select Shares	+	104,007	5,156

Total distributions from net realized gains		192,660	10,495

Total distributions		$209,164	$21,706

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		1,756	$42,814	2,811	$68,930
Select Shares	+	2,343	56,994	5,327	128,328

Total shares sold		4,099	$99,808	8,138	$197,258

Shares Reinvested
Investor Shares		3,788	$89,541	414	$9,611
Select Shares	+	4,407	104,234	451	10,498

Total shares reinvested		8,195	$193,775	865	$20,109

Shares Redeemed
Investor Shares		(3,885)	($95,333)	(10,390)	($251,597)
Select Shares	+	(2,580)	(62,886)	(7,116)	(174,607)

Total shares redeemed		(6,465)	($158,219)	(17,506)	($426,204)

Net transactions in fund shares		5,829	$135,364	(8,503)	($208,837)

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		63,951	$1,659,488	72,454	$1,617,974
Total increase or decrease	+	5,829	72,170	(8,503)	41,514

End of period		69,780	$1,731,658	63,951	$1,659,488

Net investment income not yet distributed			$5,642		$12,783

48 See financial notes

Schwab Total Stock Market Index Fund®

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	11/01/01–
Investor Shares	4/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	23.83		20.77	19.04	17.48	14.35	16.62

Income or loss from investment operations:
Net investment income	0.18		0.30	0.29	0.19	0.16	0.16
Net realized and unrealized gains or losses	1.9		3.01	1.69	1.53	3.14	(2.27)

Total income or loss from investment operations	2.08		3.31	1.98	1.72	3.30	(2.11)
Less distributions:
Distributions from net investment income	(0.28)		(0.25)	(0.25)	(0.16)	(0.17)	(0.16)

Net asset value at end of period	25.63		23.83	20.77	19.04	17.48	14.35

Total return (%)	8.80	[1]	16.05	10.45	9.93	23.24	(12.86)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.52	[2]	0.53	0.54	0.56	0.53	0.40
Gross operating expenses	0.52	[2]	0.53	0.54	0.56	0.59	0.62
Net investment income	1.42	[2]	1.27	1.37	1.07	1.18	1.11
Portfolio turnover rate	0	[1,3]	3	2	2	3	2
Net assets, end of period ($ x 1,000,000)	650		607	600	592	469	263

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	11/01/01–
Select Shares	4/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	23.90		20.83	19.09	17.52	14.37	16.65

Income or loss from investment operations:
Net investment income	0.19		0.31	0.31	0.22	0.20	0.19
Net realized and unrealized gains or losses	1.91		3.04	1.71	1.54	3.14	(2.29)

Total income or loss from investment operations	2.10		3.35	2.02	1.76	3.34	(2.10)
Less distributions:
Distributions from net investment income	(0.32)		(0.28)	(0.28)	(0.19)	(0.19)	(0.18)

Net asset value at end of period	25.68		23.90	20.83	19.09	17.52	14.37

Total return (%)	8.86	[1]	16.23	10.63	10.10	23.50	(12.81)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.37	[2]	0.38	0.39	0.39	0.36	0.27
Gross operating expenses	0.37	[2]	0.38	0.39	0.41	0.44	0.47
Net investment income	1.57	[2]	1.41	1.52	1.23	1.35	1.24
Portfolio turnover rate	0	[1,3]	3	2	2	3	2
Net assets, end of period ($ x 1,000,000)	856		762	617	548	429	264

*	Unaudited.

[1]	Not annualized.
[2]	Annualized.
[3]	Less than 1%.

See financial notes 49

Schwab Total Stock Market Index Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘Other Securities‘ in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.6%		Common Stock	1,054,104	1,483,838
0.1%		Foreign Common Stock	424	1,225
0.1%		Preferred Stock	723	2,250
1.1%		Short-Term Investments	17,354	17,354

99.9%		Total Investments	1,072,605	1,504,667
3.0%		Collateral Invested for Securities on Loan	44,675	44,675
(2	.9)%	Other Assets and Liabilities, Net		(43,750)

100.0%		Net Assets		1,505,592

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 98.6% of net assets

Automobiles & Components 0.6%

Other Securities	375,736	0.6	9,412

Banks 5.1%

Wachovia Corp.	163,314	0.6	9,070
Wells Fargo & Co.	275,154	0.7	9,875
Other Securities	1,585,307	3.8	57,263

		5.1	76,208

Capital Goods 8.1%

General Electric Co. (c)	815,966	2.0	30,077
The Boeing Co.	68,800	0.4	6,398
United Technologies Corp.	84,068	0.4	5,643
Other Securities	1,505,164	5.3	79,479

		8.1	121,597

Commercial Services & Supplies 1.2%

Other Securities	519,845	1.2	17,774

Consumer Durables & Apparel 1.6%

Other Securities	649,939	1.6	24,700

Consumer Services 2.4%

Other Securities	892,130	2.4	36,315

Diversified Financials 8.8%

American Express Co.	105,150	0.4	6,379
Bank of America Corp. (c)	381,577	1.3	19,422
Citigroup, Inc. (c)	412,286	1.5	22,107
JPMorgan Chase & Co.	295,944	1.0	15,419
Merrill Lynch & Co., Inc.	79,800	0.5	7,200
Morgan Stanley	90,300	0.5	7,586
The Charles Schwab Corp. (d)	111,120	0.2	2,125
The Goldman Sachs Group, Inc. (a)	38,700	0.6	8,460
Other Securities	806,944	2.8	43,238

		8.8	131,936

Energy 9.1%

Chevron Corp.	178,939	0.9	13,920
ConocoPhillips	131,623	0.6	9,128
Exxon Mobil Corp. (c)	493,166	2.6	39,147
Schlumberger Ltd.	100,000	0.5	7,383
Other Securities	1,462,251	4.5	67,666

		9.1	137,244

Food & Staples Retailing 2.2%

Wal-Mart Stores, Inc.	309,100	1.0	14,812
Other Securities	504,808	1.2	17,870

		2.2	32,682

Food, Beverage & Tobacco 4.5%

Altria Group, Inc.	168,800	0.8	11,634
Kraft Foods, Inc., Class A	245,513	0.6	8,217
PepsiCo, Inc.	140,800	0.6	9,306
The Coca-Cola Co.	202,200	0.7	10,553
Other Securities	722,135	1.8	27,859

		4.5	67,569

Health Care Equipment & Services 4.3%

UnitedHealth Group, Inc.	118,880	0.4	6,308
Other Securities	1,297,587	3.9	59,066

		4.3	65,374

50 See financial notes

Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Household & Personal Products 1.8%

The Procter & Gamble Co. (c)	269,915	1.2	17,358
Other Securities	192,647	0.6	10,452

		1.8	27,810

Insurance 5.4%

American International Group, Inc.	211,922	1.0	14,815
Berkshire Hathaway, Inc., Class A *	121	0.9	13,213
Other Securities	1,090,865	3.5	53,671

		5.4	81,699

Materials 3.4%

Other Securities	1,204,048	3.4	51,159

Media 3.9%

Comcast Corp., Class A *	227,004	0.4	6,052
News Corp., Class A	253,950	0.4	5,686
The Walt Disney Co.	195,410	0.5	6,835
Time Warner, Inc.	367,052	0.5	7,572
Other Securities	1,018,208	2.1	31,890

		3.9	58,035

Pharmaceuticals & Biotechnology 7.0%

Abbott Laboratories	125,705	0.5	7,117
Amgen, Inc. *	103,268	0.5	6,624
Genentech, Inc. *	83,300	0.5	6,663
Johnson & Johnson	246,370	1.1	15,822
Merck & Co. Inc.	183,552	0.6	9,442
Pfizer, Inc.	610,192	1.1	16,146
Wyeth	109,400	0.4	6,072
Other Securities	1,023,840	2.3	38,283

		7.0	106,169

Real Estate 2.0%

Other Securities	655,352	2.0	29,729

Retailing 4.0%

The Home Depot, Inc.	162,300	0.4	6,146
Other Securities	1,496,025	3.6	53,577

		4.0	59,723

Semiconductors & Semiconductor Equipment 2.5%

Intel Corp.	483,832	0.7	10,402
Other Securities	1,234,131	1.8	26,823

		2.5	37,225

Software & Services 6.1%

Google, Inc., Class A *	23,900	0.8	11,266
Microsoft Corp. (c)	800,850	1.6	23,977
Oracle Corp. *	434,449	0.6	8,168
Other Securities	1,860,640	3.1	48,640

		6.1	92,051

Technology Hardware & Equipment 6.1%

Apple, Inc. *	65,000	0.5	6,487
Cisco Systems, Inc. *	511,909	0.9	13,688
Hewlett-Packard Co.	249,636	0.7	10,520
International Business Machines Corp.	131,510	0.9	13,442
QUALCOMM, Inc.	135,100	0.4	5,917
Other Securities	2,291,391	2.7	41,477

		6.1	91,531

Telecommunication Services 3.1%

AT&T, Inc.	520,056	1.4	20,137
Verizon Communications, Inc.	247,572	0.6	9,452
Other Securities	840,876	1.1	16,659

		3.1	46,248

Transportation 1.8%

United Parcel Service, Inc., Class B	91,480	0.5	6,443
Other Securities	478,619	1.3	20,564

		1.8	27,007

Utilities 3.6%

Other Securities	1,298,135	3.6	54,641

Total Common Stock (Cost $1,054,104)			1,483,838

Foreign Common Stock 0.1% of net assets

Cayman Islands 0.1%

Energy 0.1%
Other Securities	19,155	0.1	1,225

Total Foreign Common Stock (Cost $424)			1,225

Preferred Stock 0.1% of net assets

Real Estate 0.1%

Other Securities	19,520	0.1	2,250

Total Preferred Stock (Cost $723)			2,250

See financial notes 51

Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 1.1% of net assets

Commercial Paper & Other Obligations 1.1%

Bank of America, London Time Deposit	16,738	1.1	16,738

U.S. Treasury Obligation 0.0%

Other Securities	620	—	616

Total Short-Term Investment (Cost $17,354)			17,354

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 3.0% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust.	44,674,629	3.0	44,675

End of collateral invested for securities on loan.

At 04/30/07 the tax basis cost of the fund’s investments was $1,073,439 and the unrealized appreciation and depreciation were $509,797 and ($78,569), respectively, with a net unrealized appreciation of $431,228.

In addition to the above, the fund held the following at 04/30/07. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contracts

Russell 2000 Index, e-mini, Long expires 06/15/07	95	7,780	193
S & P 500 Index, e-mini, Long expires 06/16/07	95	7,070	304

			497

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by Management. Please see the complete schedule of holdings.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	Issuer is affiliated with the fund’s adviser.
ADR — American Depositary Receipt

52 See financial notes

Schwab Total Stock Market Index Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $42,873 (cost $1,072,605)		$1,504,667
Collateral invested for securities on loan		44,675
Cash		1
Receivables:
Investments sold		96
Fund shares sold		1,578
Dividends		1,063
Income from securities on loan		20
Interest		3
Prepaid expenses	+	3

Total assets		1,552,106

Liabilities
Collateral held for securities on loan		44,675
Payables:
Investment adviser and administrator fees		31
Transfer agent and shareholder services fees		21
Fund shares redeemed		1,519
Due to brokers for futures		217
Accrued expenses	+	51

Total liabilities		46,514

Net Assets
Total assets		1,552,106
Total liabilities	−	46,514

Net assets		$1,505,592
Net Assets by Source
Capital received from investors		1,075,826
Net investment income not yet distributed		6,692
Net realized capital losses		(9,485)
Net unrealized capital gains		432,559

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$650,019		25,360		$25.63
Select Shares	$855,573		33,311		$25.68

See financial notes 53

Schwab Total Stock Market Index Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends (net of $2 foreign withholding tax)		$13,400
Interest		308
Securities on loan	+	151

Total Investment Income		13,859

Net Realized Gains and Losses
Net realized gains on investments		4,891
Net realized losses on futures contracts	+	(15)

Net realized gains		4,876

Net Unrealized Gains and Losses
Net unrealized gains on investments		105,845
Net unrealized gains on futures contracts	+	405

Net unrealized gains		106,250

Expenses
Investment adviser and administrator fees		1,764
Transfer agent and shareholder service fees:
Investor Shares		776
Select Shares		402
Portfolio accounting fees		56
Registration fees		40
Custodian fees		28
Shareholder reports		28
Professional fees		24
Trustees’ fees		6
Other expenses	+	8

Total expenses		3,132

Increase in Net Assets from Operations
Total investment income		13,859
Net expenses	−	3,132

Net investment income		10,727
Net realized gains		4,876
Net unrealized gains	+	106,250

Increase in net assets from operations		$121,853

54 See financial notes

Schwab Total Stock Market Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$10,727	$17,272
Net realized gains		4,876	3,650
Net unrealized gains	+	106,250	172,034

Increase in net assets from operations		121,853	192,956

Distributions Paid

Distributions from net investment income
Investor Shares		7,170	7,046
Select Shares	+	10,364	8,255

Total distributions from net investment income		$17,534	$15,301

Transactions in Fund Shares

		11/1/06-4/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		2,381	$58,601	3,959	$87,655
Select Shares	+	4,158	102,447	8,052	178,696

Total shares sold		6,539	$161,048	12,011	$266,351

Shares Reinvested
Investor Shares		273	$6,688	302	$6,537
Select Shares	+	349	8,568	315	6,824

Total shares reinvested		622	$15,256	617	$13,361

Shares Redeemed
Investor Shares		(2,747)	($67,616)	(7,691)	($169,892)
Select Shares	+	(3,085)	(76,030)	(6,111)	(136,146)

Total shares redeemed		(5,832)	($143,646)	(13,802)	($306,038)

Net transactions in fund shares		1,329	$32,658	(1,174)	($26,326)

Shares Outstanding and Net Assets

		11/1/06-4/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		57,342	$1,368,615	58,516	$1,217,286
Total increase or decrease	+	1,329	136,977	(1,174)	151,329

End of period		58,671	$1,505,592	57,342	$1,368,615

Net investment income not yet distributed			$6,692		$13,499

See financial notes 55

Schwab International Index Fund®

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	11/01/01–
Investor Shares	4/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	21.12		17.07	14.82	12.74	10.47	12.22

Income or loss from investment operations:
Net investment income	0.21		0.48	0.35	0.26	0.23	0.21
Net realized and unrealized gains or losses	2.55		3.92	2.18	2.05	2.25	(1.82)

Total income or loss from investment operations	2.76		4.40	2.53	2.31	2.48	(1.61)
Less distributions:
Distributions from net investment income	(0.62)		(0.35)	(0.28)	(0.23)	(0.21)	(0.14)

Net asset value at end of period	23.26		21.12	17.07	14.82	12.74	10.47

Total return (%)	13.30	[1]	26.15	17.30	18.40	24.24	(13.34)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.68	[2]	0.69	0.68	0.69	0.65	0.58
Gross operating expenses	0.68	[2]	0.70	0.72	0.73	0.74	0.76
Net investment income	1.91	[2]	2.41	2.05	1.78	2.01	1.70
Portfolio turnover rate	3	[1]	11	10	1	7	13
Net assets, end of period ($ x 1,000,000)	793		706	595	550	494	443

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/02/02–	11/01/01–
Select Shares	4/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	21.14		17.09	14.83	12.75	10.47	12.23

Income or loss from investment operations:
Net investment income	0.24		0.50	0.38	0.28	0.25	0.21
Net realized and unrealized gains or losses	2.54		3.93	2.19	2.05	2.26	(1.82)

Total income or loss from investment operations	2.78		4.43	2.57	2.33	2.51	(1.61)
Less distributions:
Distributions from net investment income	(0.66)		(0.38)	(0.31)	(0.25)	(0.23)	(0.15)

Net asset value at end of period	23.26		21.14	17.09	14.83	12.75	10.47

Total return (%)	13.39	[1]	26.35	17.56	18.56	24.50	(13.31)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.50	[2]	0.50	0.50	0.50	0.49	0.47
Gross operating expenses	0.53	[2]	0.55	0.57	0.58	0.59	0.61
Net investment income	2.11	[2]	2.60	2.23	1.97	2.19	1.81
Portfolio turnover rate	3	[1]	11	10	1	7	13
Net assets, end of period ($ x 1,000,000)	1,113		954	776	687	629	536

*	Unaudited.

[1]	Not annualized.
[2]	Annualized.

56 See financial notes

Schwab International Index Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘Other Securities‘ in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

	98.7%	Common Stock	1,008,900	1,880,116
	0.1%	Preferred Stock	1,742	2,226
	—%	Rights	—	52
	0.8%	Short-Term Investment	16,184	16,184

	99.6%	Total Investments	1,026,826	1,898,578
	21.2%	Collateral Invested for Securities on Loan	403,640	403,640
(20	.8)%	Other Assets and Liabilities, Net		(396,471)

	100.0%	Net Assets		1,905,747

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 98.7% of net assets

Australia 4.5%

BHP Billiton Ltd.	561,860	0.7	13,717
National Australia Bank Ltd.	262,211	0.5	9,314
Other Securities	2,998,472	3.3	62,370

		4.5	85,401

Austria 0.1%

Other Securities	33,336	0.1	2,669

Belgium 1.3%

Other Securities	404,897	1.3	24,881

Canada 6.3%

Royal Bank of Canada	201,446	0.5	10,494
Other Securities	2,343,821	5.8	109,694

		6.3	120,188

Denmark 0.5%

Other Securities	111,938	0.5	10,173

Finland 1.3%

Nokia Oyj (a)	653,383	0.9	16,482
Other Securities	319,741	0.4	8,069

		1.3	24,551

France 11.3%

Axa	292,677	0.7	13,438
BNP Paribas	129,357	0.8	15,007
Sanofi-Aventis	154,055	0.7	14,102
Societe Generale (a)	64,365	0.7	13,640
Suez S.A. (a)	202,911	0.6	11,564
Total S.A.	384,190	1.5	28,322
Other Securities	1,717,111	6.3	118,383

		11.3	214,456

Germany 8.3%

Allianz SE - Reg’d (a)	68,800	0.8	15,651
BASF AG (a)	81,412	0.5	9,713
DaimlerChrysler AG - Reg’d	162,404	0.7	13,147
Deutsche Bank AG - Reg’d	82,735	0.7	12,691
E.ON AG	110,617	0.9	16,546
Siemens AG - Reg’d	142,378	0.9	17,179
Other Securities	1,437,526	3.8	72,673

		8.3	157,600

Greece 0.3%

Other Securities	123,264	0.3	5,241

Hong Kong 0.8%

Other Securities	1,467,426	0.8	15,555

Ireland 0.7%

Other Securities	491,102	0.7	13,824

Italy 4.1%

Eni S.p.A.	398,643	0.7	13,220
Intesa Sanpaolo S.p.A.	1,516,907	0.7	12,710
UniCredito Italiano S.p.A.	1,641,816	0.9	16,869
Other Securities	4,100,940	1.8	34,288

		4.1	77,087

Japan 16.3%

Canon, Inc.	190,995	0.6	10,716
Mitsubishi UFJ Financial Group, Inc.	1,582	0.9	16,457
Mizuho Financial Group, Inc.	1,765	0.6	10,621

See financial notes 57

Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Sumitomo Mitsui Financial Group, Inc.	1,218	0.6	10,641
Toyota Motor Corp.	437,003	1.4	26,543
Other Securities	11,682,100	12.2	236,381

		16.3	311,359

Netherlands 4.6%

ABN AMRO Holding N.V. (a)	300,416	0.7	14,576
ING Groep N.V. CVA	351,762	0.8	16,022
Other Securities	1,930,756	3.1	57,633

		4.6	88,231

Norway 0.6%

Other Securities	457,834	0.6	10,867

Portugal 0.4%

Other Securities	1,103,432	0.4	6,999

Singapore 0.5%

Other Securities	1,753,676	0.5	10,015

Spain 4.6%

Banco Bilbao Vizcaya Argentaria S.A.	559,475	0.7	13,378
Banco Santander Central Hispano S.A.	994,916	0.9	17,908
Telefonica S.A.	777,060	0.9	17,454
Other Securities	911,072	2.1	38,085

		4.6	86,825

Sweden 2.1%

Other Securities	3,781,274	2.1	39,340

Switzerland 7.2%

Credit Suisse Group - Reg’d	194,266	0.8	15,247
Nestle S.A. - Reg’d	63,620	1.3	25,185
Novartis AG - Reg’d (a)	432,497	1.3	25,126
Roche Holding AG (a)	112,992	1.1	21,277
UBS AG - Reg’d	334,498	1.1	21,739
Other Securities	512,727	1.6	29,316

		7.2	137,890

United Kingdom 22.9%

Anglo American plc	240,109	0.7	12,644
AstraZeneca plc	245,264	0.7	13,339
Barclays plc	1,043,819	0.8	15,069
BP plc	3,086,610	1.8	34,628
Diageo plc	440,768	0.5	9,291
GlaxoSmithKline plc	913,667	1.4	26,353
HBOS plc	605,157	0.7	12,987
HSBC Holdings plc	1,851,018	1.8	34,154
Lloyds TSB Group plc	895,483	0.5	10,341
Rio Tinto plc	167,659	0.5	10,188
Royal Bank of Scotland Group plc	501,714	1.0	19,210
Royal Dutch Shell plc - Class A	588,320	1.1	20,431
Royal Dutch Shell plc, Class B	434,049	0.8	15,285
Tesco plc	1,249,243	0.6	11,488
Vodafone Group plc	8,348,655	1.2	23,752
Other Securities	12,790,706	8.8	167,804

		22.9	436,964

Total Common Stock (Cost $1,008,900)			1,880,116

Preferred Stock 0.1% of net assets

Germany 0.1%

Other Securities	1,311	0.1	2,189

United Kingdom 0.0%

Other Securities	18,103,596	—	37

Total Preferred Stock (Cost $1,742)			2,226

Rights 0.0% of net assets

Other Securities	12,567	—	52

Total Rights (Cost $-)			52

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investment 0.8% of net assets

Bank of America, London Time Deposit 5.03%, 05/01/07	16,184	0.8	16,184

Total Short-Term Investment (Cost $16,184)			16,184

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 21.2% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	403,640,269	21.2	403,640

End of collateral invested for securities on loan.

58 See financial notes

Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

At 04/30/07 the tax basis cost of the fund’s investments was $1,029,651, and the unrealized appreciation and depreciation were $897,272 and ($28,345), respectively, with a net unrealized appreciation of $868,927.

At 4/30/07, the prices of certain foreign securities held by the fund aggregating $1,697,830 were adjusted from their closing market prices following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security. Please see the complete schedule of holdings.
(a)	All or a portion of this security is on loan.

See financial notes 59

Schwab International Index Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $375,250 (cost $1,026,826)		$1,898,578
Collateral invested for securities on loan		403,640
Foreign currency, at value (cost $832)		832
Receivables:
Investments sold		8,299
Dividends		8,506
Fund shares sold		3,222
Reclaims		593
Income from securities on loan		144
Interest		2
Prepaid expenses	+	3

Total assets		2,323,819

Liabilities
Collateral held for securities on loan		403,640
Payables:
Investments bought		12,340
Investment adviser and administrator fees		63
Transfer agent and shareholder services fees		23
Fund shares redeemed		1,337
Accrued expenses	+	669

Total liabilities		418,072

Net Assets
Total assets		2,323,819
Total liabilities	−	418,072

Net assets		$1,905,747
Net Assets by Source
Capital received from investors		1,276,833
Net investment income not yet distributed		2,461
Net realized capital losses		(245,352)
Net unrealized capital gains		871,805

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$793,135		34,098		$23.26
Select Shares	$1,112,612		47,830		$23.26

60 See financial notes

Schwab International Index Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends		$22,189
Interest		245
Securities on loan	+	425

Total Investment Income		22,859

Net Realized Gains and Losses
Net realized gains on investments		14,922
Net realized gains on foreign currency transactions	+	196

Net realized gains		15,118

Net Unrealized Gains and Losses
Net unrealized gains on investments		189,491
Net unrealized gains on foreign currency transactions	+	47

Net unrealized gains		189,538

Expenses
Investment adviser and administrator fees		3,465
Transfer agent and shareholder service fees:
Investor Shares		923
Select Shares		510
Custodian fees		139
Registration fees		68
Portfolio accounting fees		47
Shareholder reports		40
Professional fees		24
Trustees’ fees		7
Other expenses	+	8

Total expenses		5,231
Expense reduction by adviser and Schwab	−	166

Net expenses		5,065

Increase in Net Assets from Operations
Total investment income		22,859
Net expenses	−	5,065

Net investment income		17,794
Net realized gains		15,118
Net unrealized gains	+	189,538

Increase in net assets from operations		$222,450

See financial notes 61

Schwab International Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$17,794	$38,610
Net realized gains		15,118	36,595
Net unrealized gains	+	189,538	278,207

Increase in net assets from operations		222,450	353,412

Distributions Paid

Distributions from net investment income
Investor Shares		20,568	12,022
Select Shares	+	29,711	17,265

Total distributions from net investment income		$50,279	$29,287

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		3,645	$80,189	5,781	$111,778
Select Shares	+	4,738	104,803	7,746	148,437

Total shares sold		8,383	$184,992	13,527	$260,215

Shares Reinvested
Investor Shares		875	$18,799	619	$11,010
Select Shares	+	1,257	26,990	882	15,675

Total shares reinvested		2,132	$45,789	1,501	$26,685

Shares Redeemed
Investor Shares		(3,832)	($83,974)	(7,861)	($150,978)
Select Shares	+	(3,265)	(72,510)	(8,930)	(171,954)

Total shares redeemed		(7,097)	($156,484)	(16,791)	($322,932)

Net transactions in fund shares		3,418	$74,297	(1,763)	($36,032)

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		78,510	$1,659,279	80,273	$1,371,186
Total increase or decrease	+	3,418	246,468	(1,763)	288,093

End of period		81,928	$1,905,747	78,510	$1,659,279

Net investment income not yet distributed			$2,461		$34,946

62 See financial notes

Schwab Equity Index Funds

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Viewpoints Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund

Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Investments (organized October 26, 1990)
Schwab 1000 Index Fund
Schwab YieldPlus Fund
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab Inflation Protected Fund
Schwab GNMA Fund
Schwab Tax-Free YieldPlus Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Tax-Free YieldPlus Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

The Schwab Equity Index Funds, with the exception of Schwab Institutional Select S&P 500 Fund, offer multiple share classes. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. In addition, one share class, e.Shares®, is available only to clients of Schwab Institutional®, Charles Schwab Trust Company and certain tax-advantaged retirement plans, and can only be traded electronically. Schwab S&P 500 Index Fund offers three classes of shares: Investor Shares, Select Shares® and e.Shares®. Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Market Index Fund and Schwab International Index Fund each offer two classes of shares: Investor Shares and Select Shares®. Schwab Institutional Select S&P 500 Fund offers one share class.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the funds’ investment adviser using guidelines adopted by the funds’ Board of Trustees and the Pricing Committee.

Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price.

•	Futures and forwards: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to / from broker”).

Forward Currency Contract: The Schwab International Index Fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. “Forwards” as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund’s financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

Securities Lending: The funds may loan securities to certain brokers, dealers and other financial institutions that pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. Government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(d) Investment Income:

Interest Income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts are disclosed in the statement of operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. A fund with a fiscal year ending October 31 will implement FIN 48 no later than April 30, 2008, and it will apply to all open tax years. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the funds’ financial statements.

Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the funds’ financial statement disclosures.

3. Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”), an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

		Institutional			Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
Average daily net assets	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

First $500 million	0.15%	0.15%	0.30%	0.33%	0.30%	0.43%
Over $500 million	0.09%	0.09%	0.22%	0.28%	0.22%	0.38%
Over $1 billion	0.09%	0.09%	0.22%	n/a	n/a	n/a
Over $5 billion	0.08%	0.08%	0.20%	n/a	n/a	n/a
Over $10 billion	0.07%	0.07%	0.18%	n/a	n/a	n/a

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.05%
e.Shares*	0.05%	0.05%
Institutional Select Shares	0.05%	0.05%

* e.Shares is only offered by S&P 500 Index Fund

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, through February 27, 2008, as follows:

		Institutional			Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Investor Shares	0.37%	n/a	0.51%	0.60%	0.58%	0.69%
Select Shares	0.19%	n/a	0.36%	0.42%	0.39%	0.50%
e.Shares*	0.28%	n/a	n/a	n/a	n/a	n/a
Institutional Select Shares	n/a	0.10%	n/a	n/a	n/a	n/a

* e.Shares is only offered by S&P 500 Index Fund

The funds may engage in certain transactions involving related parties. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The funds also may let other Schwab Funds buy and sell fund

Schwab Equity Index Funds

Financial Notes, unaudited (continued)

3.	Affiliates and Affiliated Transactions (continued):

shares, particularly Schwab MarketTrack Portfolios, which seek to provide investors with allocated portfolios of Schwab Index funds. As of April 30, 2007, the percentages of fund shares owned by other Schwab Funds are:

		Institutional			Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Schwab MarketTrack Portfolios:
All Equity Portfolio	—	9.8%	—	8.6%	—	9.4%
Growth Portfolio	—	7.4%	—	9.0%	7.8%	8.2%
Balanced Portfolio	—	3.5%	—	4.9%	13.2%	4.5%
Conservative Portfolio	0.6%	0.2%	—	2.0%	12.4%	1.9%
Schwab Annuity Portfolios:
Growth Portfolio II	—	0.5%	—	0.6%	—	0.5%

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of April 30, 2007, each fund’s total security transactions with other Schwab Funds were as follows:

S&P 500 Index Fund	$2,407
Institutional Select S&P 500 Fund	85,870
1000 Index Fund	85,870
Small-Cap Index Fund	405
Total Stock Market Index Fund	1,394
International Index Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limit the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

4.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended April 30, 2007, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

S&P 500 Index Fund	$43,371	$134,240
Institutional Select S&P 500 Fund	506,136	3,198
1000 Index Fund	12,677	183,095
Small-Cap Index Fund	3,244	30,388
Total Stock Market Index Fund	30,220	1,888
International Index Fund	91,451	58,574

Schwab Equity Index Funds

Financial Notes, unaudited (continued)

5.	Redemption Fee:

(All dollar amounts are x 1,000)

The funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The funds charge a redemption fee of 2.00% on shares held 30 days or less. The redemption amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current period and prior fiscal year are:

	Current Period	Prior Period
	(11/01/06 — 04/30/07)	(11/01/05 — 10/31/06)

S&P 500 Index Fund
Investor Shares	$45	$57
Select Shares	26	60
e.Shares	2	2
Institutional Select S&P 500 Fund	30	31
1000 Index Fund
Investor Shares	58	87
Select Shares	25	22
Small-Cap Index Fund
Investor Shares	10	19
Select Shares	1	5
Total Stock Market Index Fund
Investor Shares	12	15
Select Shares	8	28
International Index Fund
Investor Shares	13	18
Select Shares	12	63

6.	Borrowing:
(All dollar amounts are x 1,000)

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for the funds during the period.

7.	Federal Income Taxes:
(All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2006, the following funds had capital loss carry forwards expiring in:

		Institutional			Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
Expire	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

2008	$26,504	$—	$—	$—	$—	$—
2009	50,224	16,907	—	—	—	97,628
2010	400,268	27,646	132,657	—	8,568	112,722
2011	72,381	1,609	164,037	—	3,976	39,016
2012	29,212	—	11,942	—	874	8,278
2013	175,896	—	—	—	—	—
2014	109,257	2,359	—	—	—	—

Total	$863,742	$48,521	$308,636	—	$13,418	$257,644

Schwab Equity Index Funds

Financial Notes, unaudited (continued)

7.	Federal Income Taxes (continued):

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of October 31, 2006, the funds had aggregate deferred realized capital losses as follows:

		Institutional			Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital losses utilized	—	—	$200,195	—	$3,960	—

Trustees and Officers

The tables below gives information about the trustees and officers for the Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Excelsior Funds, Inc., Excelsior tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of April 30, 2007, the Fund Complex included 98 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Term of		Fund Complex
office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	98	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	60	None.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	98	Board 1—Director, Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	60	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	60	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners, LP.

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	60	None.

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Term of		Fund Complex
office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	60	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officers and Director, Schwab Holdings Inc.; Director, U.S. Trust Company, N.A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	60	None

Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Capital Trust since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co. Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	98	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the Trust; (Terms of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc.; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; President Mutual Fund Division, UST Advisors, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc. Excelsior tax-Exempt Funds, Inc. and Excelsior Funds Trust, Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co. Inc., Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co. Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President , Sales & Services Controls, Charles Schwab & Co., Inc.

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the Trust; (Terms of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Assets Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage. Add new words.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500T). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Short/Intermediate Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Short/Intermediate Tax-Free Bond Fundtm
Schwab California Long-Term Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13562-10

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab S&P 500 Index Fund, Schwab Institutional Select S&P 500 Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, and Schwab International Index Fund are filed under this Item.

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2007 (Unaudited)
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.8%	Common Stock	3,022,594	7,116,670
0.1%	Foreign Common Stock	4,103	8,262
0.1%	Short-Term Investments	4,625	4,625
—%	Warrants	—	225

100.0%	Total Investments	3,031,322	7,129,782
	Collateral Invested for
5.0%	Securities on Loan	359,207	359,207
	Other Assets and
(5.0)%	Liabilities, Net		(354,552)

100.0%	Net Assets		7,134,437

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 99.8% of net assets

Automobiles & Components 0.5%

BorgWarner, Inc.	20,849	1,624
Ford Motor Co.	872,613	7,016
General Motors Corp. (a)	242,705	7,580
Gentex Corp. (a)	43,972	783
Harley-Davidson, Inc.	121,792	7,712
Johnson Controls, Inc.	81,458	8,336
The Goodyear Tire & Rubber Co. (a)*	76,800	2,554
Thor Industries, Inc. (a)	24,664	982
TRW Automotive Holdings Corp. *	43,843	1,625

		38,212

Banks 4.8%

Associated Banc-Corp	57,148	1,850
Astoria Financial Corp.	40,304	1,071
Bank of Hawaii Corp.	26,332	1,393
BB&T Corp.	237,600	9,889
BOK Financial Corp.	29,306	1,504
Capitol Federal Financial (a)	32,791	1,266
City National Corp.	20,632	1,511
Comerica, Inc. (a)	78,828	4,880
Commerce Bancorp, Inc. (a)	48,153	1,610
Commerce Bancshares, Inc. (a)	37,951	1,797
Compass Bancshares, Inc.	56,687	3,865
Countrywide Financial Corp.	247,672	9,184
Cullen/Frost Bankers, Inc.	24,800	1,269
Fannie Mae	431,734	25,438
First Horizon National Corp. (a)	52,600	2,062
Freddie Mac	308,005	19,953
Fulton Financial Corp. (a)	22,544	332
Hudson City Bancorp, Inc. (a)	250,240	3,333
Huntington Bancshares, Inc.	105,277	2,335
IndyMac Bancorp, Inc. (a)	21,795	659
KeyCorp	184,614	6,587
M&T Bank Corp.	51,843	5,772
Marshall & Ilsley Corp.	82,531	3,963
MGIC Investment Corp. (a)	37,705	2,323
National City Corp. (a)	284,576	10,401
New York Community Bancorp, Inc.	107,882	1,884
People’s United Financial, Inc. (a)	136,993	2,728
PNC Financial Services Group, Inc.	156,213	11,575
Popular, Inc. (a)	118,486	1,992
Radian Group, Inc.	35,654	2,072
Regions Financial Corp. (a)	336,806	11,819
Sky Financial Group, Inc.	39,082	1,065
Sovereign Bancorp, Inc. (a)	173,520	4,211
SunTrust Banks, Inc.	161,993	13,675
Synovus Financial Corp.	142,741	4,505
TCF Financial Corp. (a)	62,684	1,698
The Colonial BancGroup, Inc.	68,176	1,640
The PMI Group, Inc. (a)	43,264	2,097
U.S. Bancorp	777,555	26,709
UnionBanCal Corp.	62,165	3,822
Valley National Bancorp (a)	43,136	1,094
Wachovia Corp.	854,189	47,442
Washington Mutual, Inc. (a)	418,093	17,552
Webster Financial Corp.	19,239	855
Wells Fargo & Co.	1,491,396	53,526
Whitney Holding Corp.	29,023	893
Wilmington Trust Corp.	30,237	1,223
Zions Bancorp	46,898	3,836

		342,160

Capital Goods 8.3%

3M Co.	332,134	27,491
Alliant Techsystems, Inc. (a)*	13,438	1,251
American Standard Cos., Inc.	88,795	4,889
AMETEK, Inc.	19,747	716
Carlisle Cos, Inc. (a)	20,236	833
Caterpillar, Inc.	290,076	21,065
Cooper Industries Ltd., Class A	143,000	7,116
Crane Co. (a)	40,584	1,725
Cummins, Inc. (a)	43,566	4,015

See financial notes.   1

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Danaher Corp.	143,720	10,231
Deere & Co.	102,273	11,189
Donaldson Co., Inc. (a)	35,800	1,286
Dover Corp.	99,237	4,775
Eaton Corp.	65,959	5,884
Emerson Electric Co.	377,788	17,752
Fastenal Co. (a)	50,900	2,093
Flowserve Corp. *	25,341	1,546
Fluor Corp.	36,979	3,536
Foster Wheeler Ltd. *	35,128	2,418
General Dynamics Corp.	181,524	14,250
General Electric Co. (b)	4,599,222	169,527
Goodrich Corp. (a)	38,098	2,166
Graco, Inc.	25,194	995
Harsco Corp.	40,600	2,071
Honeywell International, Inc.	373,299	20,225
Hubbell, Inc., Class B (a)	26,832	1,387
IDEX Corp.	22,771	1,195
Illinois Tool Works, Inc. (a)	251,004	12,879
Ingersoll-Rand Co., Ltd., Class A	135,628	6,056
ITT Industries, Inc.	90,394	5,768
Jacobs Engineering Group, Inc. (a)*	51,956	2,620
Joy Global, Inc.	54,008	2,734
Kennametal, Inc.	17,599	1,242
L-3 Communications Holdings, Inc.	50,924	4,580
Lockheed Martin Corp.	195,654	18,810
Masco Corp. (a)	175,736	4,782
McDermott International, Inc. *	44,056	2,364
MSC Industrial Direct Co., Class A (a)	27,758	1,353
Mueller Water Products, Inc., Class B	25,637	367
Northrop Grumman Corp.	159,232	11,726
Oshkosh Truck Corp. (a)	33,828	1,892
PACCAR, Inc. (a)	107,460	9,025
Pall Corp.	54,033	2,267
Parker Hannifin Corp. (a)	52,969	4,881
Pentair, Inc.	40,200	1,292
Precision Castparts Corp.	61,301	6,382
Raytheon Co.	209,590	11,221
Rockwell Automation, Inc.	75,349	4,486
Rockwell Collins, Inc. (a)	76,953	5,054
Roper Industries, Inc.	39,091	2,191
SPX Corp.	38,114	2,702
Teleflex, Inc.	25,246	1,813
Terex Corp. *	45,582	3,549
Textron, Inc. (a)	61,069	6,209
The Boeing Co.	366,089	34,046
The Manitowoc Co., Inc.	35,623	2,431
The Shaw Group, Inc. (a)*	30,669	995
The Timken Co.	32,794	1,082
Thomas & Betts Corp. *	35,929	1,957
Trinity Industries, Inc. (a)	33,691	1,563
Tyco International Ltd.	902,594	29,452
United Rentals, Inc. *	24,282	813
United Technologies Corp.	455,163	30,555
USG Corp. (a)*	20,406	942
W.W. Grainger, Inc.	38,076	3,146
Walter Industries, Inc. (a)	15,515	461
WESCO International, Inc. *	21,593	1,364

		588,679

Commercial Services & Supplies 0.7%

Allied Waste Industries, Inc. *	101,043	1,351
Avery Dennison Corp.	57,460	3,574
ChoicePoint, Inc. (a)*	23,182	880
Cintas Corp.	68,510	2,567
Copart, Inc. *	10,214	296
Covanta Holding Corp. *	64,748	1,589
Equifax, Inc. (a)	68,000	2,706
Herman Miller, Inc.	28,955	996
HNI Corp. (a)	21,273	888
Manpower, Inc.	40,291	3,233
Monster Worldwide, Inc. *	56,300	2,367
Pitney Bowes, Inc.	98,241	4,716
R.R. Donnelley & Sons Co.	99,419	3,997
Republic Services, Inc.	94,972	2,653
Robert Half International, Inc. (a)	69,691	2,321
Steelcase, Inc., Class A	74,242	1,449
Stericycle, Inc. (a)*	16,849	1,468
The Brink’s Co.	18,815	1,195
The Corporate Executive Board Co.	17,344	1,104
The Dun & Bradstreet Corp. *	35,225	3,181
Waste Management, Inc.	265,277	9,924

		52,455

Consumer Durables & Apparel 1.4%

Beazer Homes USA, Inc.	3,198	107
Black & Decker Corp.	36,580	3,319
Brunswick Corp. (a)	33,961	1,113
Centex Corp. (a)	52,500	2,350
Coach, Inc. *	170,310	8,316
D.R. Horton, Inc. (a)	111,397	2,471
Eastman Kodak Co. (a)	124,621	3,104
Fortune Brands, Inc.	59,628	4,776
Garmin Ltd. (a)	99,486	5,789
Harman International Industries, Inc. (a)	32,997	4,022
Hasbro, Inc.	97,925	3,095
Hovnanian Enterprises, Inc., Class A (a)*	4,611	111
Jones Apparel Group, Inc.	56,320	1,881
KB Home (a)	28,176	1,243
Leggett & Platt, Inc.	79,244	1,864
Lennar Corp., Class A	66,375	2,835
Liz Claiborne, Inc.	42,800	1,914
M.D.C. Holdings, Inc.	14,679	752

2  See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Mattel, Inc.	186,297	5,272
Mohawk Industries, Inc. (a)*	26,739	2,411
Newell Rubbermaid, Inc.	136,926	4,200
Nike, Inc., Class B	237,068	12,768
NVR, Inc. (a)*	2,498	2,058
Polo Ralph Lauren Corp.	52,595	4,845
Pool Corp. (a)	5,927	238
Pulte Homes, Inc.	94,712	2,548
Snap-On, Inc.	34,850	1,899
Standard Pacific Corp. (a)	4,050	84
The Ryland Group, Inc. (a)	18,050	800
The Stanley Works (a)	35,994	2,098
Timberland Co., Class A (a)*	27,760	716
Toll Brothers, Inc. *	63,200	1,882
VF Corp. (a)	44,982	3,950
Whirlpool Corp. (a)	32,643	3,461

		98,292

Consumer Services 2.1%

Apollo Group, Inc., Class A *	74,721	3,534
Boyd Gaming Corp.	35,200	1,602
Brinker International, Inc.	51,900	1,614
Career Education Corp. *	45,200	1,335
Carnival Corp. (a)	277,210	13,553
Choice Hotels International, Inc. (a)	24,514	923
Darden Restaurants, Inc. (a)	64,615	2,680
H&R Block, Inc. (a)	118,798	2,686
Harrah’s Entertainment, Inc.	73,756	6,291
Hilton Hotels Corp.	157,465	5,354
International Game Technology	159,726	6,092
International Speedway Corp., Class A	18,769	927
ITT Educational Services, Inc. *	21,101	2,051
Las Vegas Sands Corp. *	156,663	13,346
Laureate Education, Inc. *	14,678	867
Marriott International, Inc., Class A	174,956	7,910
McDonald’s Corp.	553,736	26,734
MGM Mirage (a)*	109,687	7,377
OSI Restaurant Partners, Inc. (a)	13,397	533
Panera Bread Co., Class A (a)*	8,339	464
Penn National Gaming, Inc. *	34,060	1,647
Royal Caribbean Cruises Ltd.	93,491	3,887
Scientific Games Corp., Class A *	19,143	637
Service Corp. International	162,900	1,979
Starbucks Corp. *	331,127	10,272
Starwood Hotels & Resorts Worldwide, Inc.	93,842	6,289
Station Casinos, Inc.	16,774	1,459
The Cheesecake Factory, Inc. (a)*	28,674	791
The ServiceMaster Co. (a)	115,153	1,772
Weight Watchers International, Inc. (a)	41,329	1,983
Wendy’s International, Inc. (a)	42,173	1,590
Wyndham Worldwide Corp. (a)*	94,517	3,270
Wynn Resorts Ltd. (a)	36,342	3,715
YUM! Brands, Inc. (a)	117,288	7,256

		152,420

Diversified Financials 9.4%

A.G. Edwards, Inc.	35,385	2,564
Affiliated Managers Group, Inc. (a)*	13,459	1,583
AllianceBernstein Holding LP	39,989	3,637
American Express Co.	545,577	33,100
AmeriCredit Corp. (a)*	71,000	1,791
Ameriprise Financial, Inc.	114,957	6,836
Bank of America Corp. (b)	2,000,568	101,829
BlackRock, Inc., Class A (a)	39,465	5,908
Capital One Financial Corp.	176,653	13,118
CBOT Holdings, Inc., Class A (a)*	24,362	4,596
Chicago Mercantile Exchange Holdings, Inc.	16,141	8,341
CIT Group, Inc. (a)	88,368	5,271
Citigroup, Inc.	2,216,762	118,863
E*TRADE Financial Corp. *	182,900	4,038
Eaton Vance Corp.	34,884	1,333
Federated Investors, Inc., Class B	48,250	1,841
Fifth Third Bancorp (a)	234,484	9,518
Franklin Resources, Inc.	118,286	15,532
IntercontinentalExchange, Inc. *	25,589	3,250
Investors Financial Services Corp. (a)	16,590	1,027
Janus Capital Group, Inc. (a)	110,800	2,772
Jefferies Group, Inc.	52,252	1,656
JPMorgan Chase & Co.	1,577,338	82,179
Legg Mason, Inc.	53,714	5,328
Lehman Brothers Holdings, Inc.	240,288	18,089
Leucadia National Corp. (a)	96,964	2,923
Mellon Financial Corp.	182,925	7,853
Merrill Lynch & Co., Inc.	396,362	35,764
Moody’s Corp.	141,126	9,331
Morgan Stanley	480,548	40,371
Nasdaq Stock Market, Inc. *	39,737	1,294
Nelnet, Inc., Class A (a)	20,511	552
Northern Trust Corp.	105,476	6,640
Nuveen Investments, Inc., Class A (a)	29,300	1,562
Raymond James Financial, Inc.	51,849	1,591
SEI Investments Co.	43,974	2,684
SLM Corp.	182,624	9,831
State Street Corp.	154,686	10,653
Student Loan Corp.	8,927	1,818
T. Rowe Price Group, Inc.	116,350	5,780
TD Ameritrade Holding Corp. (a)*	268,731	4,582
The Bank of New York Co., Inc.	332,610	13,464
The Bear Stearns Cos., Inc.	51,936	8,086

See financial notes.  3

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

The Charles Schwab Corp. (c)	558,615	10,681
The First Marblehead Corp. (a)	41,714	1,512
The Goldman Sachs Group, Inc.	190,932	41,740

		672,712

Energy 9.6%

Anadarko Petroleum Corp.	211,348	9,862
Apache Corp.	145,150	10,523
Arch Coal, Inc.	42,200	1,522
Baker Hughes, Inc.	141,907	11,408
BJ Services Co.	132,346	3,793
Cabot Oil & Gas Corp.	10,174	371
Cameron International Corp. *	54,400	3,513
Cheniere Energy, Inc. (a)*	5,187	173
Chesapeake Energy Corp.	140,997	4,759
ChevronTexaco Corp.	978,977	76,155
Cimarex Energy Co.	19,215	757
CNX Gas Corp. (a)*	49,394	1,386
ConocoPhillips	736,516	51,077
CONSOL Energy, Inc.	78,198	3,274
Denbury Resources, Inc. *	42,942	1,421
Devon Energy Corp.	194,882	14,201
Diamond Offshore Drilling, Inc.	56,729	4,856
Dresser-Rand Group, Inc. *	35,119	1,121
El Paso Corp.	276,981	4,155
ENSCO International, Inc.	67,928	3,830
Enterprise GP Holdings L.P. (a)	23,859	923
Enterprise Products Partners L.P. (a)	179,858	5,836
EOG Resources, Inc.	107,652	7,906
Exxon Mobil Corp.	2,581,722	204,937
FMC Technologies, Inc. *	26,892	1,906
Forest Oil Corp. (a)*	10,215	360
Frontier Oil Corp.	35,758	1,263
Grant Prideco, Inc. *	59,316	3,057
Halliburton Co.	444,788	14,131
Helix Energy Solutions Group, Inc. (a)*	12,626	483
Helmerich & Payne, Inc.	46,192	1,492
Hess Corp.	114,423	6,494
Hugoton Royalty Trust (a)	9,368	249
Kinder Morgan Manage (a)*	29,674	1,577
Kinder Morgan Management, LLC	58,563	6,240
Marathon Oil Corp.	160,973	16,347
Mariner Energy, Inc. *	66	1
Massey Energy Co. (a)	26,201	706
Murphy Oil Corp.	82,544	4,576
Nabors Industries Ltd. *	132,288	4,249
National-Oilwell Varco, Inc. *	74,973	6,361
Newfield Exploration Co. *	53,066	2,322
Noble Corp.	56,850	4,787
Noble Energy, Inc.	76,961	4,526
NuStar Energy L.P. (a)*	21,595	1,493
Occidental Petroleum Corp.	375,316	19,029
Patterson-UTI Energy, Inc.	70,321	1,715
Peabody Energy Corp.	116,021	5,567
Pioneer Natural Resources Co. (a)	53,111	2,666
Plains All American Pipeline L.P.	34,032	2,008
Plains Exploration & Production Co. *	22,858	1,074
Pogo Producing Co. (a)	22,700	1,096
Pride International, Inc. (a)*	72,494	2,379
Quicksilver Resources, Inc (a)*	17,945	751
Range Resources Corp. (a)	27,028	988
Rowan Cos., Inc.	44,283	1,623
Schlumberger Ltd.	529,506	39,093
Smith International, Inc. (a)	86,959	4,560
Southwestern Energy Co. *	61,844	2,597
Spectra Energy Corp.	271,971	7,098
St. Mary Land & Exploration Co.	20,513	751
Sunoco, Inc.	54,500	4,116
Teekay Shipping Corp. (a)	38,268	2,283
TEPPCO Partners L.P. (a)	32,277	1,470
Tesoro Corp. (a)	25,056	3,037
Tidewater, Inc. (a)	28,568	1,806
Todco, Class A *	27,839	1,266
Transocean, Inc. *	129,413	11,155
Ultra Petroleum Corp. *	56,612	3,211
Unit Corp. (a)*	5,200	297
Valero Energy Corp.	267,470	18,784
W&T Offshore, Inc. (a)	26,134	793
Weatherford International Ltd. *	141,248	7,414
Williams Cos., Inc.	223,521	6,594
XTO Energy, Inc.	152,058	8,252

		673,852

Food & Staples Retailing 2.4%

BJ’s Wholesale Club, Inc. *	16,100	556
Costco Wholesale Corp.	202,699	10,858
CVS Corp.	657,261	23,819
Safeway, Inc.	197,397	7,165
Supervalu, Inc.	50,756	2,330
Sysco Corp. (a)	256,190	8,388
The Kroger Co.	336,213	9,922
Wal-Mart Stores, Inc.	1,849,777	88,641
Walgreen Co.	447,669	19,653
Whole Foods Market, Inc. (a)	56,216	2,630

		173,962

Food, Beverage & Tobacco 4.9%

Altria Group, Inc.	918,915	63,332
Anheuser-Busch Cos., Inc. (b)	339,166	16,684
Archer-Daniels-Midland Co.	290,185	11,230
Brown-Forman Corp., Class B (a)	54,332	3,473
Bunge Ltd.	46,192	3,500
Campbell Soup Co.	184,958	7,232
Coca-Cola Enterprises, Inc.	209,772	4,602
ConAgra Foods, Inc.	239,397	5,884

4  See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Constellation Brands, Inc., Class A (a)*	90,132	2,020
Dean Foods Co. *	61,833	2,253
Del Monte Foods Co.	91,938	1,067
General Mills, Inc.	167,050	10,006
H.J. Heinz Co.	160,798	7,575
Hormel Foods Corp.	63,747	2,428
Kellogg Co.	175,481	9,285
Kraft Foods, Inc., Class A	1,380,564	46,207
Loews Corp. — Carolina Group	47,771	3,656
McCormick & Co., Inc.	70,654	2,623
Molson Coors Brewing Co., Class B	38,136	3,595
PepsiAmericas, Inc.	54,736	1,321
PepsiCo, Inc.	734,687	48,555
Reynolds American, Inc. (a)	138,084	8,873
Sara Lee Corp.	359,772	5,904
Smithfield Foods, Inc. (a)*	34,235	1,047
The Coca-Cola Co.	1,046,504	54,617
The Hershey Co. (a)	102,624	5,640
The J.M. Smuckers Co.	27,401	1,530
The Pepsi Bottling Group, Inc.	104,232	3,420
Tyson Foods, Inc. Class A	146,259	3,066
UST, Inc. (a)	76,225	4,320
Wm. Wrigley Jr. Co. (a)	99,472	5,857

		350,802

Health Care Equipment & Services 4.1%

Advanced Medical Optics, Inc. *	10,934	442
Aetna, Inc.	261,277	12,249
AmerisourceBergen Corp.	100,310	5,014
Bausch & Lomb, Inc.	24,539	1,444
Baxter International, Inc.	291,095	16,485
Beckman Coulter, Inc.	27,428	1,723
Becton Dickinson & Co.	119,665	9,416
Biomet, Inc.	107,904	4,661
Boston Scientific Corp. *	589,707	9,105
C.R. Bard, Inc.	47,000	3,907
Cardinal Health, Inc.	179,410	12,550
Cerner Corp. (a)*	45,226	2,408
CIGNA Corp.	60,118	9,354
Community Health Systems, Inc. (a)*	40,206	1,480
Coventry Health Care, Inc. (a)*	70,362	4,069
Cytyc Corp. *	44,020	1,551
Dade Behring Holdings, Inc.	43,458	2,134
DaVita, Inc. *	43,625	2,382
Dentsply International, Inc.	79,300	2,649
Edwards Lifesciences Corp. *	29,896	1,465
Emdeon Corp. (a)*	65,979	1,065
Express Scripts, Inc. *	66,956	6,398
Gen-Probe, Inc. *	22,670	1,159
Health Management Associates, Inc., Class A (a)	71,122	760
Health Net, Inc. *	51,000	2,757
Henry Schein, Inc. *	39,919	2,081
Hillenbrand Industries, Inc.	27,448	1,678
Hologic, Inc. (a)*	10,011	576
Hospira, Inc. (a)*	69,140	2,804
Humana, Inc. *	77,691	4,913
IDEXX Laboratories, Inc. *	14,149	1,276
IMS Health, Inc.	106,589	3,126
Intuitive Surgical, Inc. (a)*	12,415	1,610
Kinetic Concepts, Inc. *	30,492	1,525
Laboratory Corp. of America Holdings (a)*	61,322	4,841
Lincare Holdings, Inc. *	44,650	1,761
Manor Care, Inc.	16,982	1,102
McKesson Corp. (a)	144,147	8,480
Medco Health Solutions, Inc. (a)*	130,043	10,146
Medtronic, Inc.	520,518	27,551
Omnicare, Inc.	43,433	1,441
Patterson Cos., Inc. (a)*	53,200	1,918
Pediatrix Medical Group, Inc. (a)*	21,754	1,241
Quest Diagnostics, Inc. (a)	86,347	4,221
ResMed, Inc. (a)*	26,708	1,129
Respironics, Inc. *	11,167	455
Sierra Health Services, Inc. *	41,004	1,698
St. Jude Medical, Inc. *	147,605	6,316
Stryker Corp. (a)	169,354	10,998
Tenet Healthcare Corp. *	207,156	1,537
The Cooper Cos., Inc. (a)	7,447	380
Triad Hospitals, Inc. *	33,057	1,757
UnitedHealth Group, Inc.	591,212	31,370
Universal Health Services, Inc., Class B	22,337	1,356
Varian Medical Systems, Inc. *	58,271	2,460
VCA Antech, Inc. *	37,554	1,481
WellPoint, Inc. *	277,623	21,924
Zimmer Holdings, Inc. *	106,612	9,646

		291,425

Household & Personal Products 2.0%

Alberto-Culver Co., Class B	31,550	766
Avon Products, Inc.	183,336	7,297
Church & Dwight Co., Inc. (a)	28,997	1,471
Clorox Co.	69,525	4,664
Colgate-Palmolive Co.	232,527	15,751
Energizer Holdings, Inc. (a)*	26,100	2,536
Herbalife Ltd. *	31,709	1,271
Kimberly-Clark Corp.	209,634	14,920
The Estee Lauder Cos., Inc., Class A (a)	94,954	4,883
The Procter & Gamble Co. (b)	1,412,219	90,820

		144,379

Insurance 6.1%

ACE Ltd.	146,101	8,687

See financial notes.  5

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

AFLAC, Inc.	233,313	11,978
Alleghany Corp. (a)*	3,870	1,385
Ambac Financial Group, Inc. (a)	51,728	4,749
American Financial Group, Inc. (a)	51,405	1,813
American International Group, Inc.	1,151,036	80,469
American National Insurance Co.	11,837	1,545
AON Corp.	137,063	5,311
Arthur J. Gallagher & Co. (a)	35,720	999
Assurant, Inc.	69,992	4,027
Axis Capital Holdings Ltd.	66,062	2,451
Berkshire Hathaway, Inc., Class A *	693	75,676
Brown & Brown, Inc. (a)	63,576	1,637
Cincinnati Financial Corp.	76,917	3,480
CNA Financial Corp. (a)*	120,900	5,642
Conseco, Inc. *	67,673	1,197
Endurance Specialty Holdings Ltd. (a)	30,453	1,140
Erie Indemnity Co., Class A	19,985	1,050
Everest Re Group Ltd.	28,420	2,860
Fidelity National Financial, Inc., Class A	84,769	2,161
First American Corp.	44,360	2,285
Genworth Financial, Inc., Class A	215,039	7,847
Hanover Insurance Group, Inc.	26,400	1,213
HCC Insurance Holdings, Inc.	48,957	1,501
Lincoln National Corp.	133,159	9,474
Loews Corp.	261,558	12,377
Markel Corp. *	4,931	2,263
Marsh & McLennan Cos., Inc. (a)	225,520	7,162
MBIA, Inc. (a)	59,334	4,127
Mercury General Corp.	24,135	1,307
MetLife, Inc.	348,144	22,873
Nationwide Financial Services, Inc., Class A (a)	79,873	4,563
Old Republic International Corp.	105,309	2,240
PartnerRe Ltd. (a)	25,169	1,813
Philadelphia Consolidated Holding Corp. *	30,745	1,334
Principal Financial Group, Inc.	136,909	8,692
Protective Life Corp.	34,757	1,630
Prudential Financial, Inc.	230,197	21,869
Reinsurance Group of America, Inc.	31,210	1,945
RenaissanceRe Holdings Ltd.	32,807	1,776
SAFECO Corp.	59,478	3,970
StanCorp Financial Group, Inc.	28,442	1,354
The Allstate Corp.	280,398	17,474
The Chubb Corp.	189,492	10,200
The Hartford Financial Services Group, Inc.	140,595	14,228
The Progressive Corp.	357,592	8,250
The Travelers Cos., Inc.	318,197	17,214
Torchmark Corp.	47,877	3,270
Transatlantic Holdings, Inc.	32,429	2,253
Unitrin, Inc.	31,571	1,489
Unum Corp. (a)	151,514	3,770
W. R. Berkley Corp.	94,725	3,078
Wesco Financial Corp.	3,565	1,586
White Mountains Insurance Group Ltd.	3,613	2,070
XL Capital Ltd., Class A (a)	80,467	6,275

		433,029

Materials 3.3%

Air Products & Chemicals, Inc.	102,278	7,824
Airgas, Inc.	34,351	1,530
Alcoa, Inc.	376,020	13,345
Allegheny Technologies, Inc.	29,252	3,205
Ashland, Inc.	32,240	1,933
Ball Corp.	41,588	2,108
Bemis Co.	31,149	1,035
Cabot Corp.	14,616	662
Celanese Corp., Series A	73,143	2,426
Chemtura Corp.	36,747	405
Commercial Metals Co. (a)	53,294	1,787
Crown Holdings, Inc. *	82,776	2,001
Cytec Industries, Inc.	14,200	780
E. I. du Pont de Nemours and Co. (a)	409,707	20,145
Eagle Materials, Inc.	3,490	156
Eastman Chemical Co. (a)	37,591	2,545
Ecolab, Inc.	112,168	4,822
Florida Rock Industries, Inc.	18,667	1,290
FMC Corp.	25,076	1,929
Freeport-McMoran Copper & Gold, Inc., Class B	145,865	9,796
Huntsman Corp.	62,754	1,230
International Flavors & Fragrances, Inc.	43,608	2,122
International Paper Co.	208,907	7,880
Louisiana-Pacific Corp.	48,798	962
Lyondell Chemical Co. (a)	110,057	3,425
Martin Marietta Materials, Inc.	18,349	2,676
MeadWestvaco Corp. (a)	84,883	2,832
Meridian Gold, Inc. *	45,756	1,155
Monsanto Co.	241,834	14,266
Nalco Holding Co.	62,643	1,665
Newmont Mining Corp.	177,208	7,390
Nucor Corp.	150,276	9,537
Owens-Illinois, Inc. *	67,777	2,039
Packaging Corp. of America	49,530	1,226
Pactiv Corp. (a)*	75,260	2,603
PPG Industries, Inc.	73,206	5,387
Praxair, Inc.	148,528	9,588
Reliance Steel & Aluminum Co.	33,322	1,979
Rohm & Haas Co.	110,401	5,649
Sealed Air Corp. (a)	84,102	2,767
Sigma-Aldrich Corp.	48,608	2,045
Smurfit-Stone Container Corp. *	112,330	1,354

6  See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Sonoco Products Co.	55,770	2,378
Southern Copper Corp. (a)	115,982	9,313
Temple-Inland, Inc.	58,208	3,448
The Dow Chemical Co.	430,556	19,207
The Lubrizol Corp.	38,960	2,335
The Mosaic Co. *	130,695	3,856
The Scotts Miracle-Gro Co., Class A (a)	14,668	660
Titanium Metals Corp. (a)*	48,485	1,674
Tronox, Inc., Class B	90	1
United States Steel Corp.	57,768	5,866
Valhi, Inc. (a)	16,058	269
Valspar Corp. (a)	46,946	1,269
Vulcan Materials Co.	41,782	5,167
Westlake Chemical Corp.	26,683	779
Weyerhaeuser Co.	104,715	8,296

		234,019

Media 3.8%

Adelphia Recovery Trust	75,707	—
Belo Corp., Class A	40,900	788
Cablevision Systems Corp., Class A *	127,910	4,193
CBS Corp., Class B	360,205	11,444
Clear Channel Communications, Inc.	220,896	7,826
Clear Channel Outdoor Holdings, Inc., Class A (a)*	108,217	3,090
Comcast Corp., Class A *	1,423,953	37,963
Discovery Holding Co., Class A (a)*	67,197	1,462
Dow Jones & Co., Inc. (a)	34,348	1,248
DreamWorks Animation SKG, Inc., Class A (a)*	45,845	1,342
EchoStar Communications Corp., Class A *	200,772	9,342
Gannett Co., Inc.	103,654	5,914
Getty Images, Inc. *	24,937	1,297
Harte-Hanks, Inc.	34,016	888
Idearc, Inc.	65,936	2,291
Interactive Data Corp. *	13,830	396
Interpublic Group of Cos., Inc. (a)*	172,664	2,189
John Wiley & Sons, Inc., Class A	27,380	1,025
Lamar Advertising Co., Class A	44,170	2,665
Liberty Global, Inc., Class A *	177,066	6,355
Liberty Media Corp. — Capital, Series A *	47,961	5,418
McGraw-Hill Cos., Inc. (a)	166,836	10,933
Meredith Corp. (a)	16,639	964
New York Times Co., Class A (a)	56,925	1,332
News Corp., Class A	1,415,628	31,696
Omnicom Group, Inc.	84,869	8,887
R.H. Donnelley Corp. (a)*	31,186	2,435
Regal Entertainment Group, Class A (a)	42,691	929
Sirius Satellite Radio, Inc. (a)*	442,485	1,310
The DIRECTV Group, Inc. *	580,345	13,835
The E.W. Scripps Co., Class A (a)	65,773	2,848
The McClatchy Co., Class A (a)	23,405	676
The Walt Disney Co.	907,502	31,744
Time Warner, Inc.	1,821,801	37,584
Tribune Co.	105,700	3,467
Viacom, Inc., Class B *	318,946	13,157
Warner Music Group Corp.	50,986	877
Washington Post, Class B	4,226	3,144
XM Satellite Radio Holdings, Inc., Class A *	51,979	608

		273,562

Pharmaceuticals & Biotechnology 7.7%

Abbott Laboratories	680,546	38,533
Abraxis Bioscience, Inc. (a)*	47,356	1,303
Affymetrix, Inc. *	1,490	39
Alkermes, Inc. (a)*	7,142	117
Allergan, Inc.	63,081	7,645
Amgen, Inc. *	523,360	33,568
Amylin Pharmaceuticals, Inc. *	33,747	1,395
Applied Biosystems Group — Applera Corp.	100,500	3,140
Barr Pharmaceuticals, Inc. *	49,638	2,401
Biogen Idec, Inc. *	161,355	7,618
Bristol-Myers Squibb Co.	866,839	25,017
Celgene Corp. *	138,646	8,480
Cephalon, Inc. (a)*	27,000	2,149
Charles River Laboratories, Inc. *	25,115	1,189
Covance, Inc. *	24,300	1,470
Eli Lilly & Co.	510,171	30,166
Endo Pharmaceutical Holdings, Inc. *	59,028	1,826
Forest Laboratories, Inc. *	150,046	7,984
Genentech, Inc. *	462,819	37,021
Genzyme Corp. *	119,131	7,780
Gilead Sciences, Inc. *	203,956	16,667
ImClone Systems, Inc. *	23,380	979
Invitrogen Corp. *	21,302	1,395
Johnson & Johnson	1,293,317	83,057
King Pharmaceuticals, Inc. *	119,766	2,449
MedImmune, Inc. (a)*	89,756	5,087
Merck & Co., Inc.	994,585	51,161
Millennium Pharmaceuticals, Inc. (a)*	141,504	1,568
Millipore Corp. (a)*	22,874	1,689
Mylan Laboratories, Inc. (a)	93,000	2,039
Neurocrine Biosciences, Inc. (a)*	4,383	56
PDL BioPharma, Inc. (a)*	23,895	604
PerkinElmer, Inc.	63,500	1,537
Pfizer, Inc.	3,227,810	85,408

See financial notes.  7

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Pharmaceutical Product Development, Inc. (PPD)	47,746	1,722
Schering-Plough Corp. (b)	680,516	21,593
Sepracor, Inc. *	43,869	2,355
Techne Corp. *	17,563	1,036
Thermo Electron Corp. *	163,898	8,533
Vertex Pharmaceuticals, Inc. (a)*	21,412	658
Waters Corp. *	51,000	3,031
Watson Pharmaceuticals, Inc. *	54,400	1,485
Wyeth	598,983	33,244

		546,194

Real Estate 1.9%

AMB Property Corp.	39,425	2,401
Apartment Investment & Management Co., Class A	43,665	2,415
Archstone-Smith Trust	97,600	5,086
AvalonBay Communities, Inc.	33,551	4,102
Boston Properties, Inc.	51,905	6,102
Brandywine Realty Trust	40,050	1,317
BRE Properties, Class A (a)	23,424	1,406
Camden Property Trust	23,864	1,662
CapitalSource, Inc.	69,479	1,790
CB Richard Ellis Group, Inc., Class A *	101,337	3,430
CBL & Associates Properties, Inc.	29,241	1,329
Colonial Properties Trust	20,534	1,019
Crescent Real Estate Equity Co. (a)	45,568	935
Developers Diversified Realty Corp. (a)	48,900	3,183
Duke Realty Corp. (a)	65,937	2,843
Equity Residential	132,472	6,151
Essex Property Trust, Inc. (a)	10,517	1,355
Federal Realty Investment Trust	24,196	2,182
Forest City Enterprises, Inc., Class A	39,988	2,672
General Growth Properties, Inc.	109,593	6,998
Health Care Property Investors, Inc.	62,680	2,218
Health Care REIT, Inc. (a)	26,421	1,195
Hospitality Properties Trust	33,081	1,506
Host Hotels & Resorts, Inc. (a)*	224,534	5,757
HRPT Properties Trust	88,774	1,087
iStar Financial, Inc.	51,293	2,458
Jones Lang LaSalle, Inc.	16,005	1,720
Kimco Realty Corp. (a)	108,931	5,236
Liberty Property Trust	40,104	1,941
Mack-Cali Realty Corp.	28,347	1,388
New Century Financial Corp. (a)	23,820	21
Plum Creek Timber Co., Inc. (a)	84,798	3,366
ProLogis	111,861	7,249
Public Storage, Inc. (a)	71,159	6,641
Rayonier, Inc.	34,923	1,515
Regency Centers Corp.	28,082	2,314
Simon Property Group, Inc.	97,678	11,260
SL Green Realty Corp.	22,601	3,184
The Macerich Co.	31,678	3,013
The St. Joe Co. (a)	21,800	1,235
Thornburg Mortgage, Inc. (a)	46,418	1,290
UDR, Inc. (a)	63,289	1,901
Ventas, Inc.	47,419	1,999
Vornado Realty Trust	62,151	7,373
Weingarten Realty Investors (a)	41,202	1,972

		137,217

Retailing 3.7%

Abercrombie & Fitch Co., Class A	34,819	2,843
Advance Auto Parts, Inc.	44,702	1,842
Amazon.com, Inc. *	179,941	11,036
American Eagle Outfitters, Inc.	115,385	3,400
AnnTaylor Stores Corp. *	32,337	1,244
AutoNation, Inc. *	91,966	1,880
AutoZone, Inc. *	32,733	4,355
Barnes & Noble, Inc.	23,118	914
Bed, Bath & Beyond, Inc. *	124,920	5,089
Best Buy Co., Inc.	210,276	9,809
CarMax, Inc. *	66,800	1,665
Chico’s FAS, Inc. *	46,194	1,218
Circuit City Stores, Inc.	65,937	1,151
Claire’s Stores, Inc.	41,419	1,349
Dillard’s, Inc., Class A (a)	35,164	1,218
Dollar General Corp. (a)	98,205	2,097
Dollar Tree Stores, Inc. *	45,108	1,774
eBay, Inc. *	621,520	21,094
Expedia, Inc. *	148,709	3,513
Family Dollar Stores, Inc.	53,600	1,707
Federated Department Stores, Inc.	235,276	10,333
Foot Locker, Inc.	67,009	1,594
GameStop Corp., Class A *	27,000	896
Genuine Parts Co.	75,430	3,727
Home Depot, Inc.	914,295	34,624
IAC/InterActiveCorp *	145,260	5,537
J.C. Penney Co., Inc.	111,122	8,789
Kohl’s Corp. *	152,165	11,266
Liberty Media Corp. — Interactive *	8	—
Limited Brands, Inc.	174,523	4,812
Lowe’s Cos., Inc.	676,546	20,675
Nordstrom, Inc.	135,500	7,442
O’Reilly Automotive, Inc. (a)*	24,566	875
Office Depot, Inc. *	136,330	4,583
PETsMART, Inc.	61,195	2,031
RadioShack Corp. (a)	45,340	1,318
Ross Stores, Inc.	68,156	2,259
Saks, Inc. (a)	60,179	1,260
Sally Beauty Holdings, Inc. *	31,550	310
Sears Holdings Corp. *	68,194	13,019
Staples, Inc.	318,070	7,888
Target Corp.	379,442	22,527

8  See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

The Gap, Inc.	363,575	6,526
The Sherwin-Williams Co.	62,790	4,004
The TJX Cos., Inc.	214,065	5,970
Tiffany & Co.	61,173	2,917
Tractor Supply Co. (a)*	4,484	232
TravelCenters of America LLC (a)*	3,308	146
Urban Outfitters, Inc. *	33,496	863
Williams-Sonoma, Inc. (a)	39,121	1,378

		266,999

Semiconductors & Semiconductor Equipment 2.4%

Advanced Micro Devices, Inc. (a)*	196,331	2,713
Altera Corp. *	160,319	3,614
Analog Devices, Inc.	151,274	5,842
Applied Materials, Inc.	637,489	12,253
Atmel Corp. *	172,417	917
Broadcom Corp., Class A *	226,725	7,380
Cypress Semiconductor Corp. (a)*	13,168	301
Fairchild Semiconductor International, Inc. *	59,000	1,038
Integrated Device Technology, Inc. *	114,071	1,709
Intel Corp.	2,572,630	55,312
International Rectifier Corp. *	23,542	831
Intersil Corp., Class A	82,067	2,445
KLA-Tencor Corp. (a)	90,738	5,041
Lam Research Corp. *	60,600	3,259
Linear Technology Corp. (a)	132,266	4,949
LSI Logic Corp. (a)*	334,498	2,843
Marvell Technology Group Ltd. *	261,462	4,217
Maxim Integrated Products, Inc.	131,721	4,178
MEMC Electronic Materials, Inc. *	96,877	5,317
Microchip Technology, Inc.	93,566	3,774
Micron Technology, Inc. (a)*	301,400	3,457
National Semiconductor Corp.	143,458	3,773
Novellus Systems, Inc. (a)*	71,495	2,314
NVIDIA Corp. *	155,800	5,124
Rambus, Inc. (a)*	20,164	399
Silicon Laboratories, Inc. *	24,236	795
Teradyne, Inc. *	89,557	1,563
Texas Instruments, Inc.	656,375	22,560
Verigy Ltd. *	50	1
Xilinx, Inc. (a)	145,705	4,295

		172,214

Software & Services 6.0%

Accenture Ltd., Class A (a)	366,742	14,340
Activision, Inc. *	102,269	2,045
Acxiom Corp.	43,076	973
Adobe Systems, Inc. *	268,413	11,155
Affiliated Computer Services, Inc., Class A *	52,467	3,143
Akamai Technologies, Inc. *	39,209	1,728
Alliance Data Systems Corp. *	31,271	1,991
Autodesk, Inc. *	102,272	4,221
Automatic Data Processing, Inc.	254,551	11,394
BEA Systems, Inc. *	172,306	2,031
BMC Software, Inc. *	111,712	3,616
Broadridge Financial Solutions, Inc. *	63,637	1,275
CA, Inc.	254,981	6,951
Cadence Design Systems, Inc. *	150,387	3,339
Ceridian Corp. *	61,500	2,076
CheckFree Corp. (a)*	39,180	1,319
Citrix Systems, Inc. *	78,500	2,559
Cognizant Technology Solutions Corp., Class A *	59,383	5,309
Computer Sciences Corp. (a)*	76,031	4,223
Compuware Corp. (a)*	178,164	1,758
Convergys Corp. *	60,909	1,539
DST Systems, Inc. *	22,480	1,755
Electronic Arts, Inc. *	138,281	6,971
Electronic Data Systems Corp. (a)	251,895	7,365
Fair Isaac Corp.	31,051	1,109
Fidelity National Information Services, Inc.	102,270	5,168
First Data Corp.	337,990	10,951
Fiserv, Inc. *	87,289	4,641
Global Payments, Inc.	44,138	1,676
Google, Inc., Class A *	132,196	62,315
Hewitt Associates, Inc., Class A (a)*	51,138	1,521
Intuit, Inc. *	170,344	4,846
Iron Mountain, Inc. *	73,387	2,062
McAfee, Inc. (a)*	78,229	2,542
Microsoft Corp.	4,360,588	130,556
MoneyGram International, Inc.	37,761	1,074
NAVTEQ Corp. (a)*	34,692	1,227
Novell, Inc. *	150,024	1,095
Oracle Corp. *	2,348,610	44,154
Paychex, Inc.	168,578	6,254
Red Hat, Inc. (a)*	84,383	1,784
Salesforce Com, Inc. *	25,321	1,063
Symantec Corp. *	414,974	7,304
Synopsys, Inc. *	85,000	2,351
Total System Services, Inc. (a)	87,115	2,706
Unisys Corp. *	151,521	1,188
VeriSign, Inc. *	99,505	2,721
Western Union Co.	340,290	7,163
Yahoo! Inc. *	601,629	16,870

		427,417

Technology Hardware & Equipment 6.1%

ADC Telecommunications, Inc. (a)*	43,267	796
ADTRAN, Inc.	28,105	715
Agilent Technologies, Inc. *	195,031	6,703

See financial notes.  9

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Amphenol Corp., Class A	77,420	2,718
Andrew Corp. *	65,900	720
Apple Computer, Inc. *	375,414	37,466
Arrow Electronics, Inc. *	45,400	1,794
Avaya, Inc. *	260,398	3,364
Avnet, Inc. (a)*	66,746	2,730
AVX Corp. (a)	105,132	1,749
CDW Corp.	31,200	2,247
Ciena Corp. (a)*	37,753	1,101
Cisco Systems, Inc. *	2,716,615	72,642
Comverse Technology, Inc. *	92,867	2,106
Corning, Inc. *	679,563	16,119
Dell, Inc. *	1,007,899	25,409
Diebold, Inc.	25,318	1,207
Dolby Laboratories Inc., Class A *	47,529	1,684
EMC Corp. *	974,124	14,787
F5 Networks, Inc. *	4,559	350
Harris Corp. (a)	66,646	3,422
Hewlett-Packard Co.	1,235,718	52,073
Ingram Micro, Inc., Class A *	34,851	684
International Business Machines Corp.	673,990	68,889
Jabil Circuit, Inc. (a)	86,900	2,025
JDS Uniphase Corp. (a)*	81,305	1,340
Juniper Networks, Inc. *	206,894	4,626
Lexmark International, Inc., Class A *	62,559	3,410
Molex, Inc.	81,621	2,439
Motorola, Inc.	1,093,588	18,952
National Instruments Corp.	38,765	1,080
NCR Corp. *	83,044	4,185
Network Appliance, Inc. *	158,900	5,913
QLogic Corp. *	73,400	1,312
QUALCOMM, Inc.	730,628	32,002
SanDisk Corp. *	69,258	3,009
Sanmina — SCI Corp. (a)*	240,427	830
Seagate Technology	220,237	4,878
Solectron Corp. (a)*	399,405	1,338
Sun Microsystems, Inc. (a)(b)*	1,555,739	8,121
SunPower Corp., Class A (a)*	22,992	1,395
Tech Data Corp. *	25,152	894
Tektronix, Inc.	46,217	1,358
Tellabs, Inc. *	201,275	2,138
Vishay Intertechnology, Inc. *	81,450	1,356
Western Digital Corp. *	99,512	1,759
Xerox Corp. *	451,130	8,346
Zebra Technologies Corp., Class A (a)*	20,225	805

		434,986

Telecommunication Services 3.4%

ALLTEL Corp.	174,914	10,965
American Tower Corp., Class A *	189,989	7,220
AT&T Corp. (b)	2,833,727	109,722
CenturyTel, Inc.	67,187	3,094
Citizens Communications Co.	176,758	2,752
Crown Castle International Corp. *	140,227	4,815
Leap Wireless International, Inc. *	27,680	2,113
Level 3 Communications, Inc. (a)*	365,340	2,031
NII Holdings, Inc. *	54,341	4,171
Qwest Communications International, Inc. (a)*	870,635	7,731
Sprint Nextel Corp. (b)	1,306,207	26,163
Telephone & Data Systems, Inc.	53,101	3,024
U.S. Cellular Corp. *	39,840	2,889
Verizon Communications, Inc.	1,295,537	49,464
Windstream Corp.	180,848	2,644

		238,798

Transportation 1.7%

Alexander & Baldwin, Inc. (a)	15,426	825
AMR Corp. *	100,651	2,626
Avis Budget Group, Inc. *	44,258	1,245
Burlington Northern Santa Fe Corp.	161,381	14,127
C.H. Robinson Worldwide, Inc.	76,848	4,108
Con-way, Inc.	16,208	886
CSX Corp.	192,542	8,312
Expeditors International of Washington, Inc. (a)	84,098	3,515
FedEx Corp.	138,928	14,649
J.B. Hunt Transport Services, Inc.	48,791	1,320
Laidlaw International, Inc.	51,982	1,781
Landstar Systems, Inc.	26,430	1,277
Norfolk Southern Corp.	175,606	9,349
Ryder System, Inc.	8,764	461
Southwest Airlines Co.	347,688	4,989
UAL Corp. (a)*	49,067	1,639
Union Pacific Corp.	118,391	13,526
United Parcel Service, Inc., Class B	479,825	33,794
US Airways Group, Inc. *	38,548	1,424
UTI Worldwide, Inc.	43,080	1,011
YRC Worldwide, Inc. (a)*	24,091	959

		121,823

Utilities 3.5%

AGL Resources, Inc.	17,800	775
Allegheny Energy, Inc. *	80,053	4,280
Alliant Energy Corp.	56,200	2,462
Ameren Corp.	71,685	3,769
American Electric Power Co., Inc.	176,431	8,860
Aqua America, Inc. (a)	43,134	954
Atmos Energy Corp.	14,818	470
CenterPoint Energy, Inc. (a)	114,911	2,164
CMS Energy Corp. (a)*	83,533	1,547
Consolidated Edison, Inc.	96,706	4,957
Constellation Energy Group, Inc.	79,041	7,044
Dominion Resources, Inc.	152,529	13,911
DPL, Inc. (a)	50,061	1,569

10  See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

DTE Energy Co.	75,397	3,814
Duke Energy Corp.	543,943	11,162
Dynegy, Inc., Class A *	2,199	21
Edison International	156,454	8,190
Energen Corp.	11,496	644
Energy East Corp.	36,053	873
Entergy Corp.	91,022	10,298
Equitable Resources, Inc.	37,500	1,950
Exelon Corp.	296,656	22,371
FirstEnergy Corp.	149,370	10,223
FPL Group, Inc.	178,808	11,510
Hawaiian Electric Industries, Inc. (a)	18,448	486
Integrys Energy Group, Inc.	14,155	794
KeySpan Corp.	80,439	3,331
MDU Resources Group, Inc.	44,617	1,352
Mirant Corp. *	113,702	5,102
National Fuel Gas Co. (a)	27,047	1,271
NiSource, Inc.	113,480	2,790
Northeast Utilities	45,314	1,458
NRG Energy, Inc. *	53,565	4,230
NSTAR	21,712	779
OGE Energy Corp. (a)	29,180	1,122
Oneok, Inc.	32,162	1,557
Pepco Holdings, Inc.	83,974	2,479
PG&E Corp. (a)	162,137	8,204
Pinnacle West Capital Corp.	36,487	1,762
PPL Corp.	168,211	7,336
Progress Energy, Inc. (a)	109,085	5,514
Public Service Enterprise Group, Inc.	109,961	9,506
Puget Energy, Inc.	46,219	1,193
Questar Corp.	35,560	3,454
Reliant Energy, Inc. *	111,797	2,490
SCANA Corp. (a)	32,431	1,412
Sempra Energy	108,478	6,886
Southern Union Co.	40,862	1,245
TECO Energy, Inc.	92,117	1,654
The AES Corp. (b)*	320,202	7,041
The Southern Co. (a)	316,118	11,946
TXU Corp.	213,364	13,992
UGI Corp.	50,848	1,442
Wisconsin Energy Corp.	43,168	2,106
Xcel Energy, Inc.	137,409	3,310

		251,062

Total Common Stock
(Cost $3,022,594)		7,116,670

	Number of	Value
Security	Shares	($ x 1,000)

Foreign Common Stock 0.1% of net assets

Canada 0.0%

Consumer Services 0.0%

Tim Hortons, Inc.	65,374	2,061

Cayman Islands 0.1%

Energy 0.1%

GlobalSantaFe Corp.	96,995	6,201

Total Foreign Common Stock
(Cost $4,103)		8,262

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 0.1% of net assets

Repurchase Agreement 0.1%

Fixed Income Clearing Corp. dated 04/30/07,
due 05/01/07 at 5.0%,
with a maturity value of $3,472 (fully collateralized by Federal
Home Loan Bank with a value of $3,545.)	3,472	3,472

U.S. Treasury Obligation 0.0%

U.S. Treasury Bill
4.98%, 06/14/07	1,160	1,153

Total Short-Term Investments
(Cost $4,625)		4,625

	Number of	Value
Security	Shares	($ x 1,000)

Warrants 0.0% of net assets

Raytheon Co. *	12,506	225

Total Warrants
(Cost $—)		225

End of Investments.
Collateral Invested for Securities on Loan 5.0% of net assets

State Street Navigator Security
Lending Prime Portfolio	359,207,470	359,207

See financial notes.  11

Schwab 1000 Index Fund
Portfolio Holdings continued

End of collateral invested for securities on loan.
At 04/30/07, the tax basis cost of the fund’s investments was $3,034,106, and the unrealized appreciation and depreciation were $4,205,636 and ($109,960), respectively, with a net unrealized appreciation of $4,095,676.
In addition to the above, the fund held the following at 04/30/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains
Futures Contract

S&P 500 Index, e-mini,
Long, expires 06/16/07	130	9,675	571

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	Issuer is affiliated with the fund’s adviser

12  See financial notes.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Evelyn Dilsaver and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1)	Code of ethics — not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments

By:	/s/ Evelyn Dilsaver
Evelyn Dilsaver
Chief Executive Officer

Date:	June 12, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn Dilsaver
Evelyn Dilsaver
Chief Executive Officer

Date:	June 12, 2007

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	June 12, 2007